AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

Portfolio of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—93.95%
CONSUMER DISCRETIONARY—12.28%
Auto Components—1.45%
China Automotive Systems, Inc.A	1,936	$8
Dorman Products, Inc.A	549	26
Sauer-Danfoss, Inc.	1,204	43
Standard Motor Products, Inc.	207	3
Superior Industries International, Inc.	925	16
Tower International, Inc.A	273	3

		99

Automobiles—0.69%
Federal-Mogul Corp.A	4,191	47

Distributors—0.57%
Core-Mark Holding Co, Inc.	284	12
DXP Enterprises, Inc.A	299	15
Lincoln Educational Services Corp.	587	3
VOXX International Corp.A	943	9

		39

Hotels, Restaurants & Leisure—1.38%
AFC Enterprises, Inc.	583	12
Carrols Restaurant Group, Inc.A	587	4
Churchill Downs, Inc.	441	27
Einstein Noah Restaurant Group, Inc.	404	7
Interval Leisure Group, Inc.	1,081	18
Marcus Corp.	287	4
Speedway Motorsports, Inc.	1,355	22

		94

	Shares	Fair Value
		(000’s)
Household Durables—2.01%
CSS Industries, Inc.	367	$7
Deer Consumer Products, Inc.	2,732	8
Helen of Troy Ltd.A	1,180	38
Lancaster Colony Corp.	373	25
Libbey, Inc.A	654	9
Lifetime Brands, Inc.	589	7
Matthews International Corp., Class A	770	23
National Presto Industries, Inc.	210	14
Universal Electronics, Inc.A	400	5

		136

Internet & Catalog Retail—1.23%
Global Sources Ltd.A	2,083	11
Insight Enterprises, Inc.A	1,679	25
SS&C Technologies Holdings, Inc.A	1,307	31
Systemax, Inc.	1,387	17

		84

Leisure Equipment & Products—0.34%
Johnson Outdoors, Inc., Class AA	1,133	20
Steinway Musical Instruments, Inc.	126	3

		23

Media—1.96%
Courier Corp.	278	3
CTC Media, Inc.	2,289	20
Cumulus Media, Inc., Class AA	3,080	9
Entercom Communications Corp., Class AA	1,422	7
Harte-Hanks, Inc.	1,701	14
Journal Communications, Inc., Class AA	1,719	7
Knology, Inc.A	1,174	23
LIN TV Corp., Class AA	2,367	7
McClatchy Co., Class AA	5,621	12
Saga Communications, Inc., Class AA	156	5

	Shares	Fair Value
		(000’s)
Scholastic Corp.	910	$26

		133

Multiline Retail—0.04%
Stein Mart, Inc.	461	3

Specialty Retail—1.70%
America’s Car-Mart, Inc.A	243	10
Big 5 Sporting Goods Corp.	227	1
Casual Male Retail Group, Inc.A	1,600	5
Cato Corp., Class A	764	23
Interline Brands, Inc.A	275	7
PC Connection, Inc.	1,378	12
Rex Stores Corp.A	236	4
Rush Enterprises, Inc., Class AA	656	11
Shoe Carnival, Inc.A	481	10
Susser Holdings Corp.A	640	19
West Marine, Inc.A	746	8
Winmark Corp.	118	6

		116

Textiles & Apparel—0.91%
Culp, Inc.	298	3
Delta Apparel, Inc.A	404	6
Exceed Co. LtdA	1,627	4
Quiksilver, Inc.A	3,063	8
RG Barry Corp.	257	3
Rocky Brands, Inc.A	266	4
Unifi, Inc.A	275	3
Unifirst Corp.	426	24
Weyco Group, Inc.	301	7

		62

Total Consumer Discretionary		836

CONSUMER STAPLES—4.89%
Beverages—0.41%
Coca-Cola Bottling Co. Consolidated	137	8
National Beverage Corp.	1,322	20

		28

Food & Drug Retailing—1.54%
Andersons, Inc.	590	26
Arden Group, Inc., Class A	92	8
Ingles Markets, Inc., Class A	525	8
Nash Finch Co.	472	10
Seneca Foods Corp., Class AA	144	3
Spartan Stores, Inc.	550	9
Village Super Market, Inc., Class A	240	6
Weis Markets, Inc.	821	35

		105

Food Products—2.04%
Alico, Inc.	138	3
Cal-Maine Foods, Inc.	557	20
Dole Food Co. IncA	1,995	18
Fresh Del Monte Produce, Inc.	1,761	42
J&J Snack Foods Corp.	406	22
John B Sanfilippo & Son, Inc.A	302	4
Schiff Nutrition International, Inc.	288	5
SunOpta, Inc.A	918	6
USANA Health Sciences, Inc.A	482	19

		139

Household Products—0.09%
Prestige Brands Holdings, Inc.A	455	6

Personal Products—0.81%
National American University Holdings, Inc.	453	2

	Shares	Fair Value
		(000’s)
Nature’s Sunshine Products, Inc.	570	$8
Revlon, Inc., Class AA	1,639	25
Steiner Leisure Ltd.A	444	20

		55

Total Consumer Staples		333

ENERGY—5.96%
Energy Equipment & Services—0.12%
Matrix Service Co.A	373	4
TGC Industries, Inc.	403	4

		8

Oil & Gas—5.84%
Adams Resources & Energy, Inc.	184	7
Alon USA Energy, Inc.	1,946	16
Arabian American Development Co.A	461	5
Atlas Resource Partners LPB	15	0
Callon Petroleum Co.A	2,025	9
Clayton Williams Energy, Inc.A	145	8
Crestwood Midstream Partners LPB	626	16
Delek US Holdings, Inc.	3,931	62
Eagle Rock Energy Partners LPB	1,714	15
Endeavour International Corp.A	579	6
Gran Tierra Energy, Inc.A	5,709	28
Hugoton Royalty TrustC	1,216	8
Legacy Reserves LPB	1,286	31
North European Oil Royalty TrustC	353	11
NuStar GP Holdings LLCD	894	29
Panhandle Oil and Gas, Inc., Class A	103	3
Permian Basin Royalty TrustC	1,079	19
Pioneer Southwest Energy Partners LPB	1,739	44
Sabine Royalty TrustC	440	22
San Juan Basin Royalty TrustC	1,204	17
TransGlobe Energy Corp.A	881	9
Vanguard Natural Resources LLCD	1,183	29
Warren Resources, Inc.A	1,638	4

		398

Total Energy		406

FINANCIALS—27.79%
Banks—13.16%
1st Source Corp.	634	14
Alliance Financial Corp.	121	4
American National Bankshares, Inc.	142	3
Ames National Corp.	223	5
Arrow Financial Corp.	285	7
Bancfirst Corp.	363	14
Banco Latinoamericano de Comercio Exterior S.A.	980	19
Bancorp, Inc.A	307	3
Bank of Kentucky Financial Corp.	205	5
Bank of Marin Bancorp	133	5
BBCN Bancorp, Inc.A	970	10
Beneficial Mutual Bancorp, Inc.A	768	7
Berkshire Hills Bancorp, Inc.	486	11
BofI Holding, Inc.A	398	7
Bridge Bancorp, Inc.	126	2
Bryn Mawr Bank Corp.	307	6
Camden National Corp.	263	8
Cardinal Financial Corp.	745	8
Cathay General Bancorp	895	15
Center Bancorp, Inc.	433	4
Central Pacific Financial Corp.A	2,764	36
Chemical Financial Corp.	599	12
Citizens & Northern Corp.	342	6

	Shares	Fair Value
		(000’s)
City Holding Co.	286	$9
Clifton Savings Bancorp, Inc.	241	2
CNB Financial Corp.	310	5
CoBiz Financial, Inc.	699	4
Community Bank System, Inc.	245	7
Community Trust Bancorp, Inc.	384	13
Dime Community Bancshares, Inc.	945	12
Eagle Bancorp, Inc.A	468	8
Enterprise Bancorp, Inc.	155	2
Enterprise Financial Services Corp.	757	8
ESB Financial Corp.	383	5
Financial Institutions, Inc.	396	6
First Bancorp, Inc.	170	2
First Busey Corp.	1,571	7
First Citizens BancShares, Inc., Class A	197	34
First Community Bancshares, Inc.	512	6
First Defiance Financial Corp.	266	4
First Financial Bancorp	1,026	16
First Financial Bankshares, Inc.	545	17
First Financial Corp.	349	10
First Merchants Corp.	306	4
First of Long Island Corp.	233	6
Flushing Financial Corp.	769	10
German American Bancorp, Inc.	305	6
Great Southern Bancorp, Inc.	296	7
Hanmi Financial Corp.A	1,173	11
Home Bancshares, Inc.	395	11
Hudson Valley Holding Corp.	151	3
Independent Bank Corp.	465	13
International Bancshares Corp.	1,611	30
Investors Bancorp, Inc.A	1,919	29
Kearny Financial Corp.	548	5
Lakeland Bancorp, Inc.	585	5
Lakeland Financial Corp.	361	9
MainSource Financial Group, Inc.	543	6
Merchants Bancshares, Inc.	170	4
Meridian Interstate Bancorp, Inc.A	377	5
National Bankshares, Inc.	170	5
National Penn Bancshares, Inc.	1,587	14
NBT Bancorp, Inc.	746	15
Northfield Bancorp, Inc.	444	6
Northrim BanCorp, Inc.	113	2
OceanFirst Financial Corp.	473	7
Oriental Financial Group, Inc.	360	4
Pacific Capital Bancorp NAA	336	15
Park National Corp.	319	21
Penns Woods Bancorp, Inc.	102	4
Peoples Bancorp, Inc.	161	3
Provident Financial Services, Inc.	1,145	16
Provident New York Bancorp	691	5
Renasant Corp.	442	7
S&T Bancorp, Inc.	558	10
Sandy Spring Bancorp, Inc.	555	10
SCBT Financial Corp.	133	5
Simmons First National Corp., Class A	299	7
Southside Bancshares, Inc.	534	11
StellarOne Corp.	369	4
Sterling Bancorp	532	5
Sterling Financial Corp.A	677	12
SY Bancorp, Inc.	326	7
Taylor Capital Group, Inc.A	200	3
Territorial Bancorp, Inc.	118	3
Tompkins Financial Corp.	278	10
TowneBank	584	7
Trico Bancshares	203	3

	Shares	Fair Value
		(000’s)
Trustco Bank Corp NY	1,933	$10
Trustmark Corp.	369	9
UMB Financial Corp.	702	35
Union First Market Bankshares Corp.	568	8
United Financial Bancorp, Inc.	242	3
Univest Corp of Pennsylvania	346	6
Virginia Commerce Bancorp, Inc.A	764	6
Washington Banking Co.	369	5
Washington Trust Bancorp, Inc.	394	9
WesBanco, Inc.	671	14
West Bancorporation, Inc.	423	4
West Coast BancorpA	394	7
WSFS Financial Corp.	157	6

		895

Diversified Financials—5.27%
AllianceBernstein Holding LPB	940	12
Artio Global Investors, Inc.	2,801	9
Asset Acceptance Capital Corp.	863	5
Asta Funding, Inc.	432	4
Capital Southwest Corp.	85	7
Cass Information Systems, Inc.	271	10
CBIZ, Inc.A	1,622	9
Cowen Group, Inc., Class AA	1,163	3
Diamond Hill Investment Group, Inc.	60	4
Duff & Phelps Corp., Class A	415	6
Edelman Financial Group, Inc.	719	6
Encore Capital Group, Inc.A	590	14
Epoch Holding Corp.	309	7
Euronet Worldwide, Inc.A	665	12
GAMCO Investors, Inc., Class A	114	5
Generac Holdings, Inc.	1,416	35
GFI Group, Inc.	2,041	6
Global Cash Access Holdings, Inc.A	982	7
Heartland Financial USA, Inc.	428	8
Hercules Technology Growth Capital, Inc.	1,104	12
INTL. FCStone, Inc.A	491	9
Main Street Capital Corp.	679	16
MidWestOne Financial Group, Inc.	247	5
National Financial Partners Corp.A	633	8
Nelnet, Inc., Class A	1,883	44
NewStar Financial, Inc.A	466	5
Nicholas Financial, Inc.	495	6
Och-Ziff Capital Management Group LLC, Class AD	3,096	22
Oppenheimer Holdings, Inc., Class A	271	4
Portfolio Recovery Associates, Inc.	312	22
Rockville Financial, Inc.	254	3
Safeguard Scientifics, Inc.A	1,309	20
Texas Pacific Land TrustC	156	9
Westwood Holdings Group, Inc.	151	5

		359

Insurance—7.60%
American Equity Investment Life Holding Co.	1,095	12
American Safety Insurance Holdings Ltd.A	275	5
AMERISAFE, Inc.A	303	8
Amtrust Financial Services, Inc.	1,867	55
Citizens, Inc.A	233	2
CNO Financial Group, Inc.	6,705	46
Crawford & Co., Class B	924	3
Enstar Group Ltd.A	526	48
FBL Financial Group, Inc., Class A	475	12
Flagstone Reinsurance Holdings S.A.	672	5
Greenlight Capital Re Ltd., Class AA	513	13

	Shares	Fair Value
		(000’s)
Horace Mann Educators Corp.	1,039	$18
Independence Holding Co.	372	3
Infinity Property & Casualty Corp.	203	11
Kansas City Life Insurance Co.	278	9
Kemper Corp.	1,107	32
Maiden Holdings Ltd.	2,230	18
Meadowbrook Insurance Group, Inc.	1,189	11
National Interstate Corp.	472	12
National Western Life Insurance Co., Class A	138	17
OneBeacon Insurance Group Ltd., Class A	373	5
Phoenix Cos., Inc.A	3,180	5
Presidential Life Corp.	1,139	10
Primerica, Inc.	1,099	26
RLI Corp.	453	30
Safety Insurance Group, Inc.	132	5
Selective Insurance Group, Inc.	495	8
StanCorp Financial Group, Inc.	886	31
State Auto Financial Corp.	226	3
Symetra Financial Corp.	4,064	46
Universal Insurance Holdings, Inc.	2,241	8

		517

Real Estate—1.76%
Brookfield Residential Properties, Inc.A	1,092	12
FirstService CorpA	90	2
HFF, Inc., Class AA	701	9
KKR Financial Holdings LLCD	9,654	81
WP Carey & Co. LLCD	356	16

		120

Total Financials		1,891

HEALTH CARE—8.59%
Biotechnology—0.82%
Maxygen, Inc.	367	2
Neurocrine Biosciences, Inc.A	613	4
Osiris Therapeutics, Inc.A	456	3
PDL BioPharma, Inc.	5,325	35
Sciclone Pharmaceuticals, Inc.A	1,941	12

		56

Health Care Equipment & Supplies—1.72%
Atrion Corp.	54	11
China Cord Blood Corp.A	3,233	9
Exactech, Inc.A	335	5
Given Imaging Ltd.	261	4
Hillenbrand, Inc.	1,733	33
Nordion, Inc.	663	6
Nutraceutical International Corp.A	493	7
West Pharmaceutical Services, Inc.	703	34
Young Innovations, Inc.	233	8

		117

Health Care Providers & Services—5.42%
Amsurg Corp.A	706	19
Assisted Living Concepts, Inc., Class A	588	8
Cantel Medical Corp.	486	11
Corvel Corp.A	286	13
Ensign Group, Inc.	643	16
eResearchTechnology, Inc.A	1,027	8
Five Star Quality Care, Inc.A	925	3
Gentiva Health Services, Inc.	4,124	23
HealthSouth Corp.A	6,339	121
Metropolitan Health Networks, Inc.A	1,401	12
National Healthcare Corp.	499	21
Select Medical Holdings Corp.A	6,010	56
Team Health Holdings, Inc.A	1,027	23

	Shares	Fair Value
		(000’s)
Triple-S Management Corp., Class BA	765	$13
Universal American Corp.	1,485	15
US Physical Therapy, Inc.	290	7

		369

Pharmaceuticals—0.63%
China Biologic Products, Inc.A	1,170	10
Medicines Co.A	631	14
Obagi Medical Products, Inc.A	472	6
Pozen, Inc.A	1,026	7
Synutra International, Inc.A	1,204	6

		43

Total Health Care		585

INDUSTRIALS—18.30%
Aerospace & Defense—2.34%
Alliant Techsystems, Inc.	933	45
Astronics Corp.	205	5
Cubic Corp.	690	30
Curtiss-Wright Corp.	1,209	37
LMI Aerospace, Inc.A	353	6
Moog, Inc., Class AA	798	30
Sparton Corp.	653	6

		159

Air Freight & Couriers—0.24%
Air Transport Services Group, Inc.A	3,220	16

Airlines—0.72%
Aircastle Ltd.	2,592	29
Hawaiian Holdings, Inc.A	3,528	20

		49

Building Products—0.29%
AAON, Inc.	137	3
Drew Industries, Inc.	475	12
Griffon Corp.	663	5

		20

Commercial Services & Supplies—5.17%
Aceto Corp.	472	4
Bridgepoint Education, Inc.A	1,960	38
CDI Corp.	216	4
ChinaCast Education Corp.A	1,269	0
CRA International, Inc.A	172	3
CSG Systems International, Inc.A	762	13
Deluxe Corp.	2,137	50
Electro Rent Corp.	563	8
Ennis, Inc.	866	12
G&K Services, Inc., Class A	407	12
GP Strategies Corp.A	487	8
Hudson Global, Inc.A	613	2
Insperity, Inc.	553	14
Intersections, Inc.	444	5
Koppers Holdings, Inc.	358	13
McGrath Rentcorp	668	17
Mine Safety Appliances Co.	845	35
Multi-Color Corp.	512	9
NAM TAI Electronics, Inc.	321	2
National Research Corp.	150	6
Navigant Consulting, Inc.A	764	9
Providence Service Corp.A	529	7
Quad Graphics, Inc.	1,058	13
Schawk, Inc.	813	9
Standard Parking Corp.A	427	8
Team, Inc.	368	10
TeleTech Holdings, Inc.A	1,668	25
TRC Cos., Inc.A	510	3

	Shares	Fair Value
		(000’s)
Universal Technical Institute, Inc.	240	$3
VSE Corp.	351	9

		351

Construction & Engineering—0.69%
Michael Baker Corp.	207	5
Primoris Services Corp.	1,575	19
Sterling Construction Co., Inc.A	194	2
Tutor Perini Corp.	1,926	21

		47

Diversified Manufacturing—0.12%
Myers Industries, Inc.	478	8

Electrical Equipment—1.01%
Brady Corp., Class A	412	11
Chase Corp.	193	2
Coleman Cable, Inc.	645	6
Encore Wire Corp.	607	15
Houston Wire & Cable Co.	466	5
Jinpan International Ltd.	1,097	8
Kemet Corp.A	1,842	11
Preformed Line Products Co.	202	11

		69

Industrial Conglomerates—1.26%
Furmanite Corp.A	983	5
ICF International, Inc.A	328	7
Park-Ohio Holdings Corp.A	633	12
Raven Industries, Inc.	330	21
Standex International Corp.	393	16
Tredegar Corp.	741	10
US Ecology, Inc.	331	6
Viasystems Group, Inc.A	475	9

		86

Machinery—2.50%
Alamo Group, Inc.	425	13
Albany International Corp., Class A	284	5
Ampco-Pittsburgh Corp.	415	6
Blount International, Inc.A	1,401	19
Cascade Corp.	362	18
Columbus McKinnon Corp.A	542	8
Gorman-Rupp Co.	468	13
Hardinge, Inc.	350	3
Hurco Cos., Inc.A	124	3
John Bean Technologies Corp.	828	12
L.B. Foster Co., Class A	286	8
Miller Industries, Inc.	418	6
NACCO Industries, Inc., Class A	401	43
PMFG, Inc.A	100	1
Sun Hydraulics Corp.	526	12

		170

Marine—2.61%
CAI International, Inc.A	1,007	19
Danaos Corp.A	3,354	14
Diana Shipping, Inc.A	3,492	27
Navios Maritime Holdings, Inc.	7,714	26
Safe Bulkers, Inc.	5,955	39
Ship Finance International Ltd.	3,211	50
StealthGas, Inc.A	579	3

		178

Road & Rail—0.31%
Marten Transport Ltd.	480	10
Quality Distribution, Inc.A	446	5
Universal Truckload Services, Inc.	480	6

		21

	Shares	Fair Value
		(000’s)

Trading Companies & Distributors—1.04%
Textainer Group Holdings Ltd.	2,153	$71

Total Industrials		1,245

INFORMATION TECHNOLOGY—6.48%
Communications Equipment—0.59%
Bel Fuse, Inc., Class B	100	2
Black Box Corp.	703	16
Mitel Networks Corp.A	4,582	18
Symmetricom, Inc.A	755	4

		40

Computers & Peripherals—0.34%
Cray, Inc.A	778	8
Super Micro Computer, Inc.A	913	15

		23

Electronic Equipment & Instruments—2.44%
Celestica, Inc.A	2,591	19
CTS Corp.	769	7
ePlus, Inc.A	314	10
LeCroy Corp.A	335	5
Littelfuse, Inc.	232	13
MTS Systems Corp.	436	17
Multi-Fineline Electronix, Inc.A	682	17
Newport Corp.A	1,223	15
Orbotech Ltd.	1,925	18
Park Electrochemical Corp.	413	10
Scansource, Inc.A	798	23
Tessco Technologies, Inc.	170	3
Zygo Corp.A	519	9

		166

Internet Software & Services—0.48%
EasyLink Services International Corp., Class AA	2,120	15
Perficient, Inc.A	405	5
United Online, Inc.	3,354	13

		33

IT Consulting & Services—0.91%
Computer Task Group, Inc.A	261	3
Exponent, Inc.A	155	7
Hackett Group, Inc.A	564	3
Sykes Enterprises, Inc.A	423	6
SYNNEX Corp.A	821	28
TechTarget, Inc.A	440	2
TNS, Inc.	433	8
Virtusa Corp.A	349	5

		62

Semiconductor Equipment & Products—1.16%
Brooks Automation, Inc.	963	9
Cohu, Inc.	280	3
GSI Group, Inc.A	782	9
Integrated Silicon Solution, Inc.A	1,641	15
IXYS Corp.A	1,144	12
Magnachip Semiconductor Corp.A	909	9
MKS Instruments, Inc.	543	14
Nova Measuring Instruments Ltd.A	1,131	8

		79

Software—0.56%
China TransInfo Technology Corp.A	547	3
Deltek, Inc.A	757	8
EPIQ Systems, Inc.	489	5

	Shares	Fair Value
		(000’s)
Net 1 UEPS Technologies, Inc.A	2,491	$22

		38

Total Information Technology		441

MATERIALS—6.52%
Chemicals—3.69%
A Schulman, Inc.	815	17
Cambrex Corp.	279	2
China Green Agriculture, Inc.A	3,628	13
China XD Plastics Co. LtdA	3,855	19
FutureFuel Corp.	979	10
Gulf Resources, Inc.A	4,035	7
Hawkins, Inc.	144	5
Innospec, Inc.A	898	24
KMG Chemicals, Inc.	202	3
NL Industries, Inc.	2,129	26
Omnova Solutions, Inc.A	997	7
PolyOne Corp.	1,517	20
Quaker Chemical Corp.	354	15
Sensient Technologies Corp.	740	27
Stepan Co.	333	31
Yongye International, Inc.A	6,254	18
Zep, Inc.	521	7

		251

Construction Materials—0.12%
United States Lime & Minerals, Inc.A	180	8

Containers & Packaging—0.29%
KapStone Paper and Packaging Corp.A	1,278	20

Metals & Mining—1.88%
AMCOL International Corp.	461	13
China Gerui Advanced Materials Group Ltd.A	7,004	17
China Valves Technology, Inc.A	1,613	2
Great Northern Iron Ore Properties	75	5
Hallador Energy Co.	1,474	10
Metals USA Holdings Corp.A	1,279	19
MFC Industrial Ltd.	3,705	25
Noranda Aluminum Holding Corp.	3,380	26
Olympic Steel, Inc.	344	6
Vista Gold Corp.A	1,879	5

		128

Paper & Forest Products—0.54%
Mercer International, Inc.A	4,316	27
Neenah Paper, Inc.	366	10

		37

Total Materials		444

TELECOMMUNICATION SERVICES—1.60%
Diversified Telecommunication Services—1.10%
Atlantic Tele-Network, Inc.	207	7
Loral Space & Communications, Inc.	942	56
Premiere Global Services, Inc.A	730	6
Shenandoah Telecommunications Co.	528	6

		75

Wireless Telecommunication Services—0.50%
NTELOS Holdings Corp.	298	6
Pendrell Corp.A	11,632	13
USA Mobility, Inc.	1,196	15

		34

Total Telecommunication Services		109

	Shares	Fair Value
		(000’s)
UTILITIES—1.54%
Electric Utilities—0.66%
Allete, Inc.	277	$11
CH Energy Group, Inc.	95	6
MGE Energy, Inc.	560	25
Pike Electric Corp.A	470	3

		45

Gas Utilities—0.67%
Chesapeake Utilities Corp.	234	10
Enbridge Energy Management LLCA	472	15
Laclede Group, Inc.	553	21

		46

Water Utilities—0.21%
Middlesex Water Co.	313	6
SJW Corp.	347	8

		14

Total Utilities		105

Total Common Stock (Cost $6,676)		6,395

SHORT-TERM INVESTMENTS—4.64% (Cost $316)
JPMorgan U.S. Government Money Market Fund	316	316

TOTAL INVESTMENTS—98.59% (Cost $6,992)		6,711
OTHER ASSETS, NET OF LIABILITIES—1.41%		96

TOTAL NET ASSETS—100.00%		$6,807

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Partnership.
C	Royalty Trust.
D	Limited Liability Company.

Futures Contracts Open at May 31, 2012 (000’s):

	Number of Contracts	Expiration Date	Contract Value	Unrealized Depreciation
Russell 2000 Mini Index Future	4	June, 2012	$304	$(6)

			$304	$(6)

American Beacon Zebra Large Cap Equity Fund

Portfolio of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK—95.13%
CONSUMER DISCRETIONARY—8.56%
Auto Components—1.85%
Autoliv, Inc.	279	$16
Lear Corp.	380	15
LKQ Corp.A	629	23
Magna International, Inc., Class A	2,789	112
Sauer-Danfoss, Inc.	318	11
TRW Automotive Holdings Corp.A	1,644	63
Visteon Corp.A	413	17
Westinghouse Air Brake Technologies Corp.	106	8

		265

Distributors—0.31%
Genuine Parts Co.	693	44

Hotels, Restaurants & Leisure—0.68%
Choice Hotels International, Inc.	352	13
Icahn Enterprises LPB	2,034	84

		97

Household Durables—0.47%
Garmin Ltd.	1,012	44
Snap-On, Inc.	402	24

		68

Internet & Catalog Retail—0.52%
Liberty Media Corp—Liberty Capital, Class AA	885	75

Media—3.71%
CTC Media, Inc.	743	7
Gannett Co. Inc	1,122	15
John Wiley & Sons, Inc., Class A	436	20
Nielsen Holdings N.V.A	984	27
Omnicom Group, Inc.	670	32
Shaw Communications, Inc., Class BC	2,343	45
Thomson Reuters Corp.	5,788	158
Time Warner Cable, Inc.	875	66
Viacom, Inc., Class B	3,183	151
Washington Post Co., Class B	34	12

		533

Multiline Retail—0.56%
Dollar General Corp.A	1,656	81

Specialty Retail—0.36%
Cabela’s, Inc.A	165	6
Copart, Inc.A	586	16
Penske Automotive Group, Inc.	301	7
Sally Beauty Holdings, Inc.A	861	23

		52

Textiles & Apparel—0.10%
Gildan Activewear, Inc.	573	14

Total Consumer Discretionary		1,229

CONSUMER STAPLES—7.55%
Beverages—0.81%
Brown-Forman Corp., Class B	446	39
Constellation Brands, Inc., Class AA	1,963	38
Molson Coors Brewing Co., Class B	1,045	40

		117

	Shares	Fair Value
		(000’s)
Food & Drug Retailing—0.54%
Sysco Corp.	2,804	$78

Food Products—3.97%
Archer-Daniels-Midland Co.	4,874	155
Bunge Ltd.	1,234	73
Campbell Soup Co.	1,778	56
Hormel Foods Corp.	1,669	50
JM Smucker Co.	529	41
Kellogg Co.	1,903	93
McCormick & Co., Inc.C	659	37
Seaboard Corp.A	22	44
Tyson Foods, Inc., Class A	1,038	20

		569

Household Products—1.22%
Church & Dwight Co., Inc	277	15
Kimberly-Clark Corp.	2,015	160

		175

Tobacco—1.01%
Reynolds American, Inc.	3,465	145

Total Consumer Staples		1,084

ENERGY—5.54%
Energy Equipment & Services—0.15%
Precision Drilling Corp.A	1,053	8
Unit Corp.A	344	14

		22

Oil & Gas—5.39%
Alliance Holdings GP LPB	553	23
Cenovus Energy, Inc.	2,344	74
Energy Transfer Equity LPB	966	35
Enerplus Corp.	668	9
HollyFrontier Corp.	2,563	76
Kinder Morgan Inc.	2,711	93
Linn Energy LLCD	1,129	40
Magellan Midstream Partners LPB	722	50
NuStar Energy LPB	432	23
Plains All American Pipeline LPB	1,268	99
Spectra Energy Corp.	3,313	95
Sunoco Logistics Partners LPB	882	30
Talisman Energy, Inc.	2,116	22
TransCanada Corp.	2,554	104

		773

Total Energy		795

FINANCIALS—25.74%
Banks—4.10%
Bank of New York Mellon Corp.	8,473	172
BB&T Corp.	1,684	51
BOK Financial Corp.	607	34
Canadian Imperial Bank of Commerce	2,164	150
Commerce Bancshares, Inc.	559	22
East West Bancorp, Inc.	397	9
First Republic Bank	945	30
Fulton Financial Corp.	601	6
Hancock Holding Co.	398	12
Hudson City Bancorp, Inc.	4,360	27
M&T Bank Corp.	692	56
Ocwen Financial Corp.A	491	8
Prosperity Bancshares, Inc.	126	5

	Shares	Fair Value
		(000’s)
Diversified Financials—7.03%
American Capital Ltd.A	6,800	$63
Ameriprise Financial, Inc.	1,281	61
Ares Capital Corp.	1,712	26
BlackRock, Inc., Class A	864	148
Capital One Financial Corp.	2,459	126
Credit Acceptance Corp.A	250	21
Discover Financial Services	5,487	181
Franklin Resources, Inc.	1,450	155
KAR Auction Services, Inc.A	573	9
Lazard Ltd., Class AC	288	7
Raymond James Financial, Inc.	709	24
SEI Investments Co.	905	16
SLM Corp.	1,865	26
State Street Corp.	2,853	118
Towers Watson & Co., Class A	378	23
Wright Express Corp.A	103	6

		1,010

Insurance—11.54%
ACE Ltd.	2,173	158
Aflac, Inc.	3,338	134
Alleghany Corp.	72	24
Allied World Assurance Co. Holdings AG	213	16
Alterra Capital Holdings Ltd.	312	7
American Financial Group, Inc.	923	36
American National Insurance Co.	325	22
Aon plc	819	38
Arch Capital Group Ltd.A	1,013	39
Assurant, Inc.	775	26
Assured Guaranty Ltd.	3,550	42
Chubb Corp.	1,749	126
CNA Financial Corp.	3,032	86
CNO Financial Group, Inc.	1,573	11
Erie Indemnity Co., Class A	277	20
Fidelity National Financial, Inc., Class A	614	12
HCC Insurance Holdings, Inc.	699	22
Leucadia National Corp.	565	11
Loews Corp.	2,900	113
Manulife Financial Corp.	8,648	93
Markel Corp.A	44	19
Marsh & McLennan Cos., Inc.	1,321	42
Mercury General Corp.	217	9
Principal Financial Group, Inc.	943	23
ProAssurance Corp.	277	24
Progressive Corp.	3,281	71
Protective Life Corp.	915	24
Prudential Financial, Inc.	4,063	190
Reinsurance Group of America, Inc.	887	45
Sun Life Financial, Inc.	2,105	43
Torchmark Corp.	608	28
Unum Group	1,212	24
White Mountains Insurance Group Ltd.	14	7
Willis Group Holdings plc	1,068	38
WR Berkley Corp.	905	35

		1,658

Real Estate—3.07%
Brookfield Asset Management, Inc., Class A	7,217	230
Brookfield Office Properties, Inc.E	12,200	204
WP Carey & Co. LLCD	146	7

		441

Total Financials		3,697

	Shares	Fair Value
		(000’s)
HEALTH CARE—8.05%
Biotechnology—0.09%
Techne Corp.	188	$13

Health Care Equipment & Supplies—2.83%
Baxter International, Inc.	1,845	93
Becton Dickinson and Co.	1,213	89
Bio-Rad Laboratories, Inc., Class AA	193	19
Bruker Corp.A	417	6
Covidien plc	1,500	78
Stryker Corp.	2,350	121

		406

Health Care Providers & Services—4.64%
Aetna, Inc.	2,845	116
Cigna Corp.	2,162	95
Coventry Health Care, Inc.	1,078	33
HCA Holdings, Inc.	2,711	70
Henry Schein, Inc.A	415	31
Humana, Inc.	474	36
McKesson Corp.	626	55
Mednax, Inc.A	237	14
Service Corp International	1,347	15
WellPoint, Inc.	2,955	200

		665

Pharmaceuticals—0.49%
Forest Laboratories, Inc.A	1,164	41
Warner Chilcott plc, Class A	1,585	30

		71

Total Health Care		1,155

INDUSTRIALS—12.45%
Aerospace & Defense—5.82%
Alliant Techsystems, Inc.	202	10
General Dynamics Corp.	3,555	227
L-3 Communications Holdings, Inc.	1,014	69
Lockheed Martin Corp.	2,648	218
Moog, Inc., Class AA	165	6
Northrop Grumman Corp.	2,479	146
Raytheon Co.	3,192	161

		837

Airlines—1.11%
Alaska Air Group, Inc.A	536	18
Copa Holdings S.A., Class A	269	22
Delta Air Lines, Inc.A	5,664	69
United Continental Holdings, Inc.	1,969	50

		159

Building Products—0.30%
Armstrong World Industries, Inc.	137	6
Crane Co.	421	16
Masco Corp.	1,635	21

		43

Commercial Services & Supplies—0.79%
Dun & Bradstreet Corp.	255	17
Education Management Corp.A	1,207	9
Genpact Ltd.A	1,378	21
Ingredion, Inc.	481	26
Morningstar, Inc.	229	13
Rollins, Inc.	634	13
Verisk Analytics, Inc., Class AA	297	14

		113

Construction & Engineering—0.26%
AECOM Technology Corp.A	1,105	18

	Shares	Fair Value
		(000’s)
URS Corp.	523	$19

		37

Electrical Equipment—0.58%
AMETEK, Inc.	833	43
Hubbell, Inc., Class B	360	28
Woodward, Inc.	330	12

		83

Industrial Conglomerates—0.29%
Carlisle Cos., Inc.	400	21
KBR, Inc.	527	13
Teleflex, Inc.	115	7

		41

Machinery—2.88%
CNH Global N.V.A	2,972	113
Donaldson Co, Inc.	688	25
IDEX Corp.	500	20
Illinois Tool Works, Inc.	2,541	142
ITT Corp.	1,329	27
Lincoln Electric Holdings, Inc.	538	26
Nordson Corp.	178	10
Pentair, Inc.	236	10
Reliance Steel & Aluminum Co.	257	12
Timken Co.	326	16
Valmont Industries, Inc.	65	7
Zebra Technologies Corp., Class AA	167	6

		414

Road & Rail—0.36%
Amerco, Inc.	251	21
Canadian Pacific Railway Ltd.	343	26
Old Dominion Freight Line, Inc.A	123	5

		52

Trading Companies & Distributors—0.06%
MSC Industrial Direct Co., Inc., Class A	105	8

Total Industrials		1,787

INFORMATION TECHNOLOGY—7.74%
Communications Equipment—1.07%
Anixter International, Inc.	195	11
Corning, Inc.	7,624	100
Harris Corp.	930	37
NeuStar, Inc., Class AA	165	5

		153

Computers & Peripherals—1.85%
Dell, Inc.	13,896	171
Seagate Technology plc	2,752	64
Western Digital Corp.A	980	31

		266

Electronic Equipment & Instruments—2.03%
Arrow Electronics, Inc.	1,189	40
Avnet, Inc.A	1,587	48
AVX Corp.	2,190	24
Diebold, Inc.	176	7
Flextronics International Ltd.A	7,713	50
Ingram Micro, Inc., Class AA	540	10
TE Connectivity Ltd.	3,196	99
Teledyne Technologies, Inc.A	252	15

		293

IT Consulting & Services—1.39%
Broadridge Financial Solutions, Inc.	615	12
CGI Group, Inc., Class AA	1,477	34
Computer Sciences Corp.	842	22

	Shares	Fair Value
		(000’s)
Fidelity National Information Services, Inc.	1,616	$54
Fiserv, Inc.A	339	23
IHS, Inc., Class AA	120	12
SAIC, Inc.	3,117	35
Syntel, Inc.	132	7

		199

Office Electronics—0.56%
Xerox Corp.	11,030	80

Software—0.84%
Activision Blizzard, Inc.	2,897	34
Amdocs Ltd.	552	16
Ansys, Inc.A	160	10
CA, Inc.	1,431	35
DST Systems, Inc.	372	19
National Instruments Corp.	214	6

		120

Total Information Technology		1,111

MATERIALS—5.64%
Chemicals—3.43%
Agrium, Inc.	1,401	110
Air Products & Chemicals, Inc.	1,178	93
Cabot Corp.	169	6
Kronos Worldwide, Inc.	1,242	21
Methanex Corp.	382	11
NewMarket Corp.	83	17
PPG Industries, Inc.	823	85
RPM International, Inc.	691	18
Sigma-Aldrich Corp.	521	36
Terra Nitrogen Co. LPB	160	32
Valhi, Inc.	1,693	24
Valspar Corp.	220	11
Westlake Chemical Corp.	509	28

		492

Containers & Packaging—0.60%
Aptargroup, Inc.	398	20
Graphic Packaging Holding Co.A	2,881	14
Jarden Corp.	380	15
Silgan Holdings, Inc.	355	15
Sonoco Products Co.	691	22

		86

Metals & Mining—1.61%
Southern Copper Corp.	8,136	231

Total Materials		809

TELECOMMUNICATION SERVICES—0.65%
Diversified Telecommunication Services—0.52%
Rogers Communications, Inc., Class B	2,227	76

Wireless Telecommunication Services—0.13%
Telephone & Data Systems, Inc.	293	6
US Cellular Corp.A	317	12

		18

Total Telecommunication Services		94

UTILITIES—13.21%
Electric Utilities—9.83%
AES CorpA	2,158	26
Alliant Energy Corp.	590	26
Ameren Corp.	1,198	39
American Electric Power Co., Inc.	2,935	113

	Shares	Fair Value
		(000’s)
Chesapeake Midstream Partners LPB	217	$5
Cleco Corp.	182	7
Consolidated Edison, Inc.	702	42
Dominion Resources, Inc.	3,022	158
DTE Energy Co.	918	52
Edison International	1,739	78
Entergy Corp.	1,416	91
Exelon Corp.	1,994	74
FirstEnergy Corp.	1,162	54
Hawaiian Electric Industries, Inc.	500	14
NextEra Energy, Inc.	2,987	196
Northeast Utilities	851	31
OGE Energy Corp.	595	32
PG&E Corp.	2,453	107
PPL Corp.	3,883	106
Progress Energy, Inc.	578	32
Public Service Enterprise Group, Inc.	4,106	129

		1,412

Gas Utilities—1.64%
AGL Resources, Inc.	625	23
Atmos Energy Corp.	548	18
Energen Corp.	243	11
Integrys Energy Group, Inc.	183	10
MDU Resources Group, Inc.	1,025	23
Sempra Energy	1,772	115
TC Pipelines LPB	417	17
UGI Corp.	614	18

		235

Multi-Utilities—1.70%
Duke Energy Corp.	3,291	72
SCANA Corp.	736	35
Vectren Corp.	457	13
Wisconsin Energy Corp.	1,195	45
Xcel Energy, Inc.	2,817	79

		244

Water Utilities—0.04%
Aqua America, Inc.	281	6

Total Utilities		1,897

Total Common Stock (Cost $13,748)		13,658

SHORT-TERM INVESTMENTS—4.03% (Cost $578)
JPMorgan U.S. Government Money Market Fund	578	578

TOTAL INVESTMENTS—99.16% (Cost $14,326)		14,236
OTHER ASSETS, NET OF LIABILITIES—0.84%		120

TOTAL NET ASSETS—100.00%		$14,356

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Limited Partnership.
C	Non-voting participating shares.
D	Limited Liability Company.
E	REIT—Real Estate Investment Trust.

Futures Contracts Open at May 31, 2012 (000’s):

	Number of Contracts	Expiration Date	Contract Value	Unrealized Depreciation
S&P 500 Mini E Index Future	8	June, 2012	$524	$(16)

			$524	$(16)

American Beacon The London Company Income Equity Fund

Portfolio of Investments

May 31, 2012 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK—5.23% (Cost $261)
Aegon N.V.	3,780	$98
Montpelier Re Holdings Ltd.	2,411	66
Morgan Stanley Capital Trust VIII	4,054	97

Total Preferred Stock		261

COMMON STOCK—90.70%
CONSUMER DISCRETIONARY—5.29%
Household Durables—0.24%
ACCO Brands Corp.A	1,324	12

Leisure Equipment & Products—2.80%
Hasbro, Inc.	3,938	140

Specialty Retail—2.25%
Lowe’s Cos., Inc.	4,205	112

Total Consumer Discretionary		264

CONSUMER STAPLES—19.83%
Beverages—3.57%
Coca-Cola Co.	2,382	178

Food & Drug Retailing—5.57%
Hershey Co.	1,879	126
Wal-Mart Stores, Inc.	2,315	152

		278

Tobacco—10.69%
Altria Group, Inc.	4,737	152
Lorillard, Inc.	1,288	159
Philip Morris International, Inc.	1,398	118
Reynolds American, Inc.	2,495	104

		533

Total Consumer Staples		989

ENERGY—5.43%
Chevron Corp.	1,438	141
ConocoPhillips	1,927	101
Phillips 66A	963	29

Total Energy		271

FINANCIALS—16.22%
Banks—2.53%
Wells Fargo & Co.	3,916	126

Diversified Financials—3.29%
Federated Investors, Inc., Class B	8,173	164

Insurance—5.85%
Berkshire Hathaway, Inc., Class BA	1,768	140
Cincinnati Financial Corp.	4,212	152

		292

Real Estate—4.55%
Hatteras Financial Corp.B	4,646	132

	Shares	Fair Value
		(000’s)
UDR, Inc.B	3,652	$95

		227

Total Financials		809

HEALTH CARE—8.00%
Bristol-Myers Squibb Co.	5,219	175
Johnson & Johnson	1,014	63
Pfizer, Inc.	7,382	161

Total Health Care		399

INDUSTRIALS—2.13%
Alexander & Baldwin Holdings, Inc.	2,069	106

INFORMATION TECHNOLOGY—13.48%
Communications Equipment—1.86%
Cisco Systems, Inc.	5,704	93

Computers & Peripherals—2.29%
International Business Machines Corp.	591	114

IT Consulting & Services—2.31%
Paychex, Inc.	3,826	115

Semiconductor Equipment & Products—2.93%
Intel Corp.	5,637	146

Software—4.09%
Microsoft Corp.	7,001	204

Total Information Technology		672

MATERIALS—10.15%
Chemicals—7.92%
Albemarle Corp.	3,624	220
NewMarket Corp.	840	175

		395

Paper & Forest Products—2.23%
MeadWestvaco Corp.	4,019	111

Total Materials		506

TELECOMMUNICATION SERVICES—3.55%
Verizon Communications, Inc.	4,252	177

UTILITIES—6.62%
Electric Utilities—0.92%
Dominion Resources, Inc.	878	46

Gas Utilities—3.01%
Kinder Morgan Management LLCA C	2,122	150

Multi-Utilities—2.69%
Duke Energy Corp.	6,087	134

Total Utilities		330

Total Common Stock (Cost $4,536)		4,523

SHORT—TERM INVESTMENTS—100.26% (Cost $5,000)
JPMorgan U.S. Government Money Market Fund	5,000	5,000

Fair Value
(000’s)
TOTAL INVESTMENTS—196.19% (Cost $9,797)	$9,784
LIABILITIES, NET OF OTHER ASSETS—(96.19%)	(4,797)

TOTAL NET ASSETS—100.00%	$4,987

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT—Real Estate Investment Trust.
C	Limited Liability Company.

American Beacon SiM High Yield Opportunities Fund

Portfolio of Investments

May 31, 2012 (Unaudited)

	Shares		Fair Value
			(000’s)
COMMON STOCKS—3.42%
COMMINGLED FUND—2.15%
iShares iBoxx $ High Yield Corporate Bond Fund		55,000	$4,827

FINANCIALS—1.27%
Real Estate—1.27%
Omega Healthcare Investors, Inc.A		135,000	2,851

Total Common Stocks (Cost $7,796)			7,678

PREFERRED STOCKS—3.07% (Cost $6,492)
INDUSTRIALS—3.07%
Airlines—3.07%
Continental Airlines Finance Trust II		191,250	6,885

	Par Amount
	(000’s)
CONVERTIBLE OBLIGATIONS—7.46%
Industrials—7.46%
Live Nation Entertainment, Inc., 2.875%, Due 7/15/2027		$3,100	2,968
Marine Harvest ASA, 4.50%, Due 2/23/2015	NOK	5,700	6,386
Pescanova S.A.,
5.125%, Due 4/20/2017	EUR	1,250	1,343
8.75%, Due 2/17/2019	EUR	3,000	3,557
TeleCommunication Systems, Inc., 4.50%, Due 11/1/2014B		3,000	2,475

Total Convertible Obligations (Cost $17,736)			16,729

CORPORATE OBLIGATIONS—78.06%
Financials—8.18%
Moto Finance plc, 10.25%, Due 3/15/2017B	GBP	3,850	5,074
Nuveen Investments, Inc., 10.50%, Due 11/15/2015		4,500	4,545
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024A B		1,500	1,481
Ono Finance II plc, 11.125%, Due 7/15/2019B	EUR	4,500	4,451
OTE plc, 4.625%, Due 5/20/2016	EUR	4,150	2,797

			18,348

Industrials—65.14%
ADS Tactical, Inc., 11.00%, Due 4/1/2018B		5,837	5,953
Alliance HealthCare Services, Inc., 8.00%, Due 12/1/2016		4,700	3,455
American Seafoods Group LLC, 10.75%, Due 5/15/2016B C		1,450	1,320
Avis Budget Car Rental LLC,
9.625%, Due 3/15/2018C		3,995	4,340
8.25%, Due 1/15/2019C		1,500	1,553
Beverages & More, Inc., 9.625%, Due 10/1/2014B		1,350	1,404
Calpine Corp., 7.875%, Due 1/15/2023B		5,000	5,288
Cirsa Funding Luxembourg S.A., 8.75%, Due 5/15/2018B	EUR	4,800	4,778
CityCenter Holdings LLC, 10.75%, Due 1/15/2017C		2,000	2,140
CoreLogic Inc., 7.25%, Due 6/1/2021B		4,700	4,894
Ducommun, Inc., 9.75%, Due 7/15/2018		5,385	5,695
Eileme 2 AB, 11.75%, Due 1/31/2020B	EUR	4,400	5,332
Entravision Communications Corp., 8.75%, Due 8/1/2017		5,481	5,727
Exopack Holding Corp., 10.00%, Due 6/1/2018		4,400	4,466
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019		3,150	2,922
Goodman Networks, Inc., 12.125%, Due 7/1/2018B		4,300	4,343
Harmony Foods Corp., 10.00%, Due 5/1/2016B		3,085	3,131
HCA, Inc., 7.50%, Due 2/15/2022		5,700	5,973
Healthsouth Corp., 7.75%, Due 9/15/2022		3,000	3,150
IMS Health, Inc., 12.50%, Due 3/1/2018B		1,375	1,609
Interactive Network Inc, 14.00%, Due 9/30/2013		754	596
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019		5,800	5,046

	Par Amount		Fair Value
	(000’s)		(000’s)
Merge Healthcare, Inc., 11.75%, Due 5/1/2015		$3,900	$3,959
MGM Resorts International,
7.50%, Due 6/1/2016		3,250	3,323
7.75%, Due 3/15/2022		1,000	998
Multiplan, Inc., 9.875%, Due 9/1/2018B		5,380	5,702
NESCO LLC, 11.75%, Due 4/15/2017B C		5,500	5,555
North Atlantic Trading Co., 11.00%, Due 1/15/2017B		6,250	5,625
Obrascon Huarte Lain S.A., 8.75%, Due 3/15/2018	EUR	600	709
Quality Distribution LLC, 9.875%, Due 11/1/2018C		3,450	3,752
Saratoga Resources, Inc., 12.50%, Due 7/1/2016		4,300	4,311
Satmex Escrow SA de CV,
9.50%, Due 5/15/2017B D		5,895	6,130
syncreon Global Ireland Ltd., 9.50%, Due 5/1/2018B		6,400	6,383
Tenet Healthcare Corp., 8.00%, Due 8/1/2020		5,300	5,293
Univision Communications, Inc.,
6.875%, Due 5/15/2019B		1,500	1,463
7.875%, Due 11/1/2020B		800	818
8.50%, Due 5/15/2021B		3,250	3,136
Wynn Las Vegas LLC, 5.375%, Due 3/15/2022B C		6,000	5,812

			146,084

Utilities—4.74%
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020C		4,650	5,010
NRG Energy, Inc., 8.25%, Due 9/1/2020		5,700	5,615

			10,625

Total Corporate Obligations (Cost $180,530)			175,057

SOVEREIGN OBLIGATIONS—2.33% (Cost $5,769)
Mexican Bonos, 7.25%, Due 12/15/2016		69,000	5,219

U.S. AGENCY OBLIGATIONS—2.40%
Federal National Mortgage Association,
1.375%, Due 11/15/2016		1,000	1,020
1.25%, Due 1/30/2017		4,300	4,368

Total U.S. Agency Obligations (Cost $5,349)			5,388

U.S. TREASURY OBLIGATIONS—0.32% (Cost $699)
U.S. Treasury Note, 0.875%, Due 2/28/2017		700	708

	Shares
SHORT-TERM INVESTMENTS—1.84% (Cost $4,116)
JPMorgan U.S. Government Money Market Fund		4,116	4,116

TOTAL INVESTMENTS—98.90% (Cost $228,487)			221,780
OTHER ASSETS, NET OF LIABILITIES—1.10%			2,468

TOTAL NET ASSETS—100.00%			$224,248

Percentages are stated as a percent of net assets.

A	REIT—Real Estate Investment Trust
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $86,183 or 38.43% of net assets. The Fund has no right to demand registration of these securities

C	Limited Liability Company.
D	Non-income producing security.

Futures Contracts Open on May 31, 2012 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Globex June Futures	Short	41	June, 2012	$3,949	$(101)
Euro Cur Unit Globex June Futures	Short	190	June, 2012	29,374	(1,507)

				$33,323	$(1,608)

OTC swap agreements outstanding on May 31, 2012:

Credit Default Swaps on Corporate and Sovereign Issues –Sell Protection (1):

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at 5/31/2012(2)	Notional Amount (3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Delta Airline	GLM	5.000%	12/20/2016	8.5042%	$1,000,000	$117,213	$195,857	$78,643
Delta Airline	GLM	5.000%	3/20/2017	8.5797%	1,000,000	122,469	112,132	(10,336)
Delta Airline	GLM	5.000%	6/20/2017	8.6505%	1,000,000	127,657	138,084	10,427
Delta Airline	JPM	5.000%	6/20/2017	8.5797%	2,000,000	255,314	237,045	(18,269)
Delta Airline	GLM	5.000%	3/20/2017	8.6505%	1,000,000	122,469	133,526	11,057

						$745,122	$816,644	$71,522

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:

GLM	Goldman Sachs Bank USA
JPM	JP Morgan Chase Bank, N.A.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
MXN	Mexican Peso

Exchange Abbreviations:

OTC	Over-the-Counter

American Beacon Flexible Bond Fund

Portfolio of Investments

May 31, 2012 (Unaudited)

	Par Amount		Fair Value
	(000’s)		(000’s)
CONVERTIBLE OBLIGATIONS—1.92%
Financials—0.16%
Billion Express Investment Ltd, 0.75%, Due 10/18/2015		$100	$100

Industrials—1.36%
ArcelorMittal, 5.00%, Due 5/15/2014		240	246
China Petroleum & Chemical Corp., 0.00%, Due 4/24/2014	HKD	1,000	148
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014		100	116
Lukoil International Finance BV, 2.625%, Due 6/16/2015		100	102
Seadrill Ltd., 3.375%, Due 10/27/2017		100	116
Shire plc, 2.75%, Due 5/9/2014		100	112

			840

Sovereign/Government—0.23%
KFW, 1.50%, Due 7/30/2014	EUR	100	139

Technology—0.17%
Microsoft Corp., 0.000%, Due 6/15/2013B		100	105

Total Convertible Obligations (Cost $1,232)			1,184

CORPORATE OBLIGATIONS—25.92%
Energy—0.25%
Chesapeake Energy Corp., 7.625%, Due 7/15/2013		150	154

Financials—19.99%
Alexandria Real Estate Equities, Inc., 4.60%, Due 4/1/2022		50	51
American International Group, Inc., 8.25%, Due 8/15/2018		235	283
AmeriGas Finance LLC, 7.00%, Due 5/20/2022C		35	34
Asian Development Bank, 2.75%, Due 5/21/2014		500	523
BAA SH PLC., 7.125%, Due 3/1/2017	GBP	70	107
Bank Nederlandse Gemeenten, 1.875%, Due 3/1/2013		40	40
Bank of America Corp.,
6.50%, Due 8/1/2016		285	309
5.75%, Due 12/1/2017		60	62
Bank of America NA, 5.30%, Due 3/15/2017		250	255
Barclays Bank plc, 5.20%, Due 7/10/2014		250	263
Barclays Bank PLC, 14.00%, Due 12/31/2049J	GBP	50	87
BNP Paribas S.A., 1.369%, Due 1/10/2014D		250	243
BNZ International Funding Ltd., 2.625%, Due 6/5/2012		375	375
Cie de Financement Foncier, 2.25%, Due 3/7/2014B		200	202
CIT Group, Inc., 4.75%, Due 2/15/2015B		10	10
Citigroup, Inc.,
6.50%, Due 8/19/2013		42	44
6.375%, Due 8/12/2014		360	386
6.125%, Due 5/15/2018		60	65
Countrywide Financial Corp., 5.80%, Due 6/7/2012		125	125
Danske Bank A/S,
1.517%, Due 4/14/2014BD		200	195
3.875%, Due 4/14/2016B		200	195
Dexia Credit Local S.A., 2.75%, Due 4/29/2014		250	242
DNB Bank ASA, 3.20%, Due 4/3/2017B		200	202
Eksportfinans ASA, 3.00%, Due 11/17/2014		50	48
Erste Abwicklungsanstalt, 0.818%, Due 10/1/2012		400	400
European Investment Bank,
1.625%, Due 3/15/2013		180	182
2.875%, Due 3/15/2013		290	295
1.25%, Due 9/17/2013		395	398
6.00%, Due 12/7/2028	EUR	150	295
Fifth Third Bancorp, 0.894%, Due 12/20/2016D		175	161
FIH Erhvervsbank A/S, 2.45%, Due 8/17/2012B		155	156
General Electric Capital Corp., 1.114%, Due 6/2/2014D		120	120

	Par Amount		Fair Value
	(000’s)		(000’s)
Goldman Sachs Group, Inc.,
0.866%, Due 7/22/2015D		$420	$384
7.50%, Due 2/15/2019		132	150
5.25%, Due 7/27/2021		135	134
Hartford Financial Services Group, Inc., 6.625%, Due 4/15/2042		285	296
Henderson UK Finance plc, 7.25%, Due 3/24/2016	GBP	100	158
HSBC Bank USA, 0.01%, Due 1/5/2017	BRL	500	261
HSBC Finance Corp., 0.824%, Due 9/14/2012D		50	50
Icahn Enterprises LP., 8.00%, Due 1/15/2018E		35	37
ING Bank N.V., 1.875%, Due 6/9/2014BD		565	558
IPIC GMTN Ltd., 5.50%, Due 3/1/2022B		200	211
JP Morgan Chase Bank, NA, 1.147%, Due 5/31/2017J	EUR	400	438
JPMorgan Chase & Co.,
1.266%, Due 1/24/2014D		120	120
4.40%, Due 7/22/2020		10	10
4.50%, Due 1/24/2022		115	123
Kookmin Bank, 7.25%, Due 5/14/2014		100	110
Landwirtschaftliche Rentenbank,
0.487%, Due 2/12/2013BD		180	180
3.25%, Due 3/15/2013		215	220
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015B		200	203
Merrill Lynch & Co. Inc,
0.710%, Due 6/5/2012D		7	7
7.75%, Due 5/14/2038		100	114
Metinvest BV, 10.25%, Due 5/20/2015B		100	96
Morgan Stanley,
5.30%, Due 3/1/2013		145	148
1.446%, Due 4/29/2013D		56	55
2.967%, Due 5/14/2013D		140	139
4.75%, Due 3/22/2017		130	125
Nederlandse Waterschapsbank N.V., 2.00%, Due 10/20/2012		326	327
Network Rail Infrastructure Finance plc, 1.75%, Due 3/18/2013		205	207
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024BF		50	49
Santander US Debt SAU, 3.724%, Due 1/20/2015B		200	188
Simon Property Group LP,
2.15%, Due 9/15/2017GE		25	25
3.375%, Due 3/15/2022E		25	25
Standard Chartered plc,
5.50%, Due 11/18/2014B		100	108
3.85%, Due 4/27/2015B		300	313
UBS AG, 5.875%, Due 12/20/2017		300	330
United Overseas Bank Ltd., 5.375%, Due 9/3/2019B		100	105

			12,357

Industrials—5.23%
American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017B		50	55
Amgen, Inc., 5.15%, Due 11/15/2041		245	253
ARAMARK Corp., 3.966%, Due 2/1/2015D		25	25
Ashtead Capital, Inc., 9.00%, Due 8/15/2016B		50	52
BRF - Brasil Foods S.A., 5.875%, Due 6/6/2022B		200	198
Carnival plc, 4.25%, Due 11/27/2013	GBP	125	159
Case New Holland, Inc., 7.75%, Due 9/1/2013		60	64
CBS Corp., 3.375%, Due 3/1/2022		50	50
CCO Holdings LLC, 6.50%, Due 4/30/2021C		15	15
Chesapeake Energy Corp., 6.775%, Due 3/15/2019		35	33
Constellation Brands, Inc., 6.00%, Due 5/1/2022		25	27
CSN Islands XII Corp., 7.00%, Due 12/31/2049B		100	96
Digicel Ltd., 7.00%, Due 2/15/2020B		400	386
DIRECTV Holdings LLC., 3.80%, Due 3/15/2022C		25	25
DuPont Fabros Technology LP, 8.50%, Due 12/15/2017HE		10	11
Fidelity National Information Services, Inc., 5.00%, Due 3/15/2022B		50	49
Ford Motor Credit Co. LLC, 7.50%, Due 8/1/2012C		300	303
Gibraltar Industries, Inc., 8.00%, Due 12/1/2015		50	51
H&E Equipment Services, Inc., 8.375%, Due 7/15/2016		195	201
HCA, Inc., 7.50%, Due 2/15/2022		36	38
Hewlett-Packard Co., 4.65%, Due 12/9/2021		140	145

	Par Amount		Fair Value
	(000’s)		(000’s)
Host Hotels & Resorts LP,
6.75%, Due 6/1/2016EH		$50	$51
5.25%, Due 3/15/2022BE		25	25
Linn Energy LLC, 6.25%, Due 11/1/2019BC		35	33
Marriott International, Inc., 3.00%, Due 3/1/2019		75	76
Noble Group Ltd., 8.50%, Due 5/30/2013		100	104
Nokia OYJ, 6.625%, Due 5/15/2039		75	58
Petronas Global Sukuk Ltd., 4.25%, Due 8/12/2014		100	105
Plains All American Pipeline LP., 3.65%, Due 6/1/2022E		25	25
Reynolds Group Issuer Inc., 7.875%, Due 8/15/2019B		100	106
Rock-Tenn Co., 4.90%, Due 3/1/2022B		50	52
Sally Holdings LLC., 5.75%, Due 6/1/2022C		25	25
Transocean, Inc., 7.35%, Due 12/15/2041		115	142
UnitedHealth Group, Inc., 2.875%, Due 3/15/2022		25	25
Univision Communications, Inc., 6.875%, Due 5/15/2019B		55	54
Warner Chilcott Co. LLC, 7.75%, Due 9/15/2018C		35	37
Wyndham Worldwide Corp., 4.25%, Due 3/1/2022		50	51
Wynn Las Vegas LLC, 5.375%, Due 3/15/2022BC		25	24

			3,229

Utilities—0.45%
AES Corp., 7.375%, Due 7/1/2021BI		35	38
Plains Exploration & Production Co., 6.125%, Due 6/15/2019		25	24
Tokyo Electric Power Co. Inc, 4.50%, Due 3/24/2014	GBP	100	120
TransAlta Corp., 6.75%, Due 7/15/2012		95	96

			278

Total Corporate Obligations (Cost $15,979)			16,018

SOVEREIGN OBLIGATIONS—13.52%
Hungary Government Bond,
5.50%, Due 2/12/2016	HUF	170,000	630
7.50%, Due 11/12/2020	HUF	30,000	113
Instituto de Credito Oficial, 5.50%, Due 10/11/2012	AUD	150	145
KFW, 1.875%, Due 1/14/2013	EUR	160	161
Korea Treasury Bond,
3.00%, Due 12/10/2013	KRW	352,000	297
5.75%, Due 9/10/2018	KRW	574,000	546
Malaysia Government Bond,
3.702%, Due 2/25/2013	MYR	2,015	638
5.094%, Due 4/30/2014	MYR	575	188
Mexican Bonos,
8.00%, Due 12/7/2023	MXN	2,500	199
10.00%, Due 12/5/2024	MXN	1,900	175
8.50%, Due 5/31/2029	MXN	19,400	1,553
National JSC Naftogaz of Ukraine, 9.50%, Due 9/30/2014	USD	100	95
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	695	632
Norway Government Bond, 4.25%, Due 5/19/2017	NOK	800	148
Poland Government Bond, 5.25%, Due 10/25/2020	PLN	3,045	852
Republic of Italy,
5.625%, Due 6/15/2012	EUR	300	300
3.125%, Due 1/26/2015	EUR	100	96
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	3,690	408
6.50%, Due 2/28/2041	ZAR	3,560	310
United Kingdom Gilt, 4.50%, Due 3/7/2013	GBP	475	756
Uruguay Government International Bond, 4.375%, Due 12/15/2028	UYU	2,233	113

Total Sovereign Obligations (Cost $8,977)			8,355

ASSET-BACKED SECURITIES—0.57%
Avenue CLO Fund Ltd., 0.817%, Due 2/15/2017,BD		148	147
Carrington Mortgage Loan Trust, 0.339%, Due 5/25/2036,D		65	64
Countrywide Asset-Backed Certificates, 0.339%, Due 9/25/2047,D		27	27
Landmark CDO Ltd., 1.017%, Due 1/15/2016, B D		110	109
Residential Asset Securities Corp., 0.819%, Due 7/25/2033, 2003 KS5 AIIBD		10	6

Total Asset-Backed Securities (Cost $350)			353

	Par Amount		Fair Value
	(000’s)		(000’s)
NON—AGENCY MORTGAGE-BACKED OBLIGATIONS—6.79%
Adjustable Rate Mortgage Trust, 3.118%, Due 9/25/2035, 2005 5 2A1		$102	$82
American Home Mortgage Investment Trust,
2.547%, Due 10/25/2034, 2004 3 5AD		110	99
2.236%, Due 9/25/2045, 2005 2 4A1D		12	9
Banc of America Alternative Loan Trust, 0.639%, Due 5/25/2035, 2005 4 CB6D		111	74
Banc of America Mortgage Securities, Inc., 3.497%, Due 7/20/2032, 2002 G1A3D		26	25
Bear Stearns Adjustable Rate Mortgage Trust,
2.954%, Due 11/25/2030, 2000 2 A1		66	66
2.614%, Due 8/25/2033, 2003 5 2A1D		152	151
2.933%, Due 8/25/2033, 2003 5 1A1D		59	55
3.061%, Due 4/25/2034, 2004 1 22A1D		63	55
3.207%, Due 11/25/2034, 2004 9 22A1D		39	39
2.40%, Due 10/25/2035, 2005 9 A1D		85	73
Bear Stearns Alt-A Trust,
2.664%, Due 9/25/2034, 2004 9 2A1D		216	160
2.809%, Due 11/25/2036, 2006 6 32A1		143	76
Chase Mortgage Finance Corp.,
2.786%, Due 2/25/2037, 2007 A1 7A1		75	73
2.873%, Due 2/25/2037, 2007 A1 1A5		77	74
Citigroup Mortgage Loan Trust, Inc.,
2.663%, Due 8/25/2035, 2005 3 2A2A		71	66
2.10%, Due 9/25/2035, 2005 6 A3D		73	70
Countrywide Alternative Loan Trust,
0.689%, Due 8/25/2033, 2003 15T2 A2D		24	24
5.50%, Due 10/25/2033, 2003 20CB 1A4		160	161
6.00%, Due 10/25/2033, 2003 J2 A1		40	39
0.519%, Due 2/25/2037, 2005 81 A1D		23	12
0.450%, Due 7/20/2046, 2006 OA9 2A1AD		21	8
0.429%, Due 9/25/2046, 2006 OA11 A1BD		25	13
Countrywide Home Loan Mortgage Pass Through Trust,
2.759%, Due 6/25/2033, 2003 27 A1D		70	66
0.619%, Due 9/25/2034, 2004 16 1A4AD		68	41
0.529%, Due 4/25/2035, 2005 3 2A1D		297	180
0.469%, Due 5/25/2035, 2005 9 1A3D		194	124
Credit Suisse First Boston Mortgage Securities Corp.,
2.688%, Due 9/25/2034, 2004 AR8 2A1		64	62
5.00%, Due 11/25/2034, 2004 7 1A1		33	33
Fastnet Securities plc, 1.302%, Due 3/10/2050,D	EUR	317	378
First Horizon Asset Securities, Inc., 2.538%, Due 2/25/2034, 2004 AR1 2A1D		91	88
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1		5	5
2.407%, Due 6/25/2034, 2004 7 3A1		69	64
5.164%, Due 11/25/2035, 2005 AR7 6A1D		78	74
LB-UBS Commercial Mortgage Trust, 0.321%, Due 9/15/2045, 2007 C7 XW		1,759	24
Morgan Stanley ABS Capital I, 0.289%, Due 7/25/2036, 2006 A2FPD		93	27
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2B		148	157
Residential Asset Securitization Trust, 2.750%, Due 12/25/2034, 2004 IP2 4A		128	121
Structured Adjustable Rate Mortgage Loan Trust,
2.803%, Due 5/25/2034, 2004 5 3A2		93	86
2.659%, Due 7/25/2034, 2004 8 3AD		90	83
Structured Asset Mortgage Investments, Inc., 0.469%, Due 5/25/2045, 2005 AR2 2A1D		136	81
Structured Asset Securities Corp., 5.50%, Due 5/25/2035, 2005 6 2A14		148	146
Vanderbilt Mortgage Finance, 8.525%, Due 3/7/2025, 2000 B IA4		103	105
WaMu Mortgage Pass Through Certificates,
2.485%, Due 3/25/2035, 2005 AR3 A1		68	60
1.921%, Due 12/19/2039, 2001 AR5 1A		133	125
0.469%, Due 4/25/2045, 2005 AR6 2A1AD		194	155
0.559%, Due 7/25/2045,D		119	93
0.509%, Due 12/25/2045, 2005 AR17 A1A1D		195	153

	Par Amount	Fair Value
	(000’s)	(000’s)
Washington Mutual MSC Mortgage Pass-Through Certificates, 2.189%, Due 2/25/2033, 2003 AR1 2AD	$5	$4
Wells Fargo Mortgage Backed Securities Trust, 2.704%, Due 3/25/2035, 2005 AR3 2A1D	164	157

Total Non-Agency Mortgage-Backed Obligations (Cost $3,936)		4,196

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS—0.04% (Cost $24)
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044 2004 T3 CL 1A1	22	25

U.S. TREASURY OBLIGATIONS—22.39%
U.S. Treasury Bonds—0.93%
4.375%, Due 5/15/2040	100	136
4.375%, Due 5/15/2041	325	441

		577

U.S. Treasury Notes—21.46%
3.00%, Due 7/15/2012A	319	321
0.375%, Due 8/31/2012	500	500
0.375%, Due 10/31/2012	500	501
1.375%, Due 2/15/2013	1,000	1,008
3.125%, Due 4/30/2013	1,000	1,027
1.375%, Due 5/15/2013	1,100	1,113
0.75%, Due 9/15/2013	1,100	1,107
0.50%, Due 10/15/2013	1,100	1,104
1.875%, Due 4/30/2014	1,000	1,030
2.00%, Due 7/15/2014A	365	390
1.625%, Due 1/15/2015A	120	129
1.25%, Due 7/15/2020A	841	986
1.125%, Due 1/15/2021A	524	609
0.125%, Due 1/15/2022A	2,330	2,481
2.625%, Due 8/15/2020	200	221
2.00%, Due 11/15/2021	700	730

		13,257

Total U.S. Treasury Obligations (Cost $13,530)		13,834

	Shares
SHORT—TERM INVESTMENTS—17.90%
Other Investment Companies—3.43%
JPMorgan U.S. Government Money Market Fund	2,118	2,118

	Par Amount
	(000’s)
Certificates of Deposit and Bank Notes—0.80%
Banco do Brasil S.A. , 0.01%, Due 3/26/2013	$250	245
Itau Unibanco Holding SA , 0.01%, Due 3/26/2013	250	244
UBS AG , 2.72%, Due 12/31/2030	1	1
Credit Suisse , 2.72%, Due 12/31/2030	5	5

		495

Repurchase Agreements—5.83%
Royal Bank of Scotland Plc , 0.23%, Due 6/4/2012 (Collateralized by U.S. Treasury Note, Valued at $3,600, 0.875%, 12/31/2016)	3,600	3,600

U.S. Treasury Bills—7.84%
0.09%, Due 9/20/2012	535,000	535
0.09%, Due 12/13/2012	3,360,000	3,358
0.14%, Due 8/16/2012	353,000	353
0.13%, Due 9/6/2012	600,000	600

		4,846

Total Short-Term Investments (Cost $11,060)		11,059

Fair Value
(000’s)
PURCHASED OPTIONS – 0.08%
(Cost $135)	50

TOTAL INVESTMENTS —89.13% (Cost $55,223)	55,074
WRITTEN OPTIONS—0.12%	(71)
OTHER ASSETS, NET OF LIABILITIES—10.75%	6,792

TOTAL NET ASSETS—100.00%	$61,795

Percentages are stated as a percent of net assets.

A	Inflation-Indexed Note.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,657 or 7.54% of net assets. The Fund has no right to demand registration of these securities.

C	Limited Liability Company.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	Limited Partnership.
F	REIT - Real Estate Investment Trust.
G	Put.
H	Limited Liability Partnership.
I	Non-income producing security.
J	Variable Rate.

Futures Contracts Open on May 31, 2012:

	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
90 Day Australia June Futures	Short	1	June, 2012	$966,191	$(638)
90 Day Australia December Futures	Short	7	December, 2012	6,774,102	(10,627)
90 Day Australia March Futures	Short	9	March, 2013	8,708,493	(15,590)
30 Day Interbank Cash Rate June Futures	Short	3	June, 2012	695,813	(793)
90 Day Eurodollar March Futures	Long	10	March, 2013	2,484,250	(875)
90 Day Eurodollar December Futures	Long	18	December, 2012	4,472,550	2,463
90 Day Eurodollar June Futures	Short	18	June, 2013	4,470,975	(1,212)
90 Day Eurodollar September Futures	Short	10	September, 2013	2,483,625	(500)
3-Month Canadian Bankers Acceptance March Futures	Short	17	March, 2013	4,062,591	(1,347)
3-Month Canadian Bankers Acceptance September Futures	Long	2	September, 2012	478,242	242
3-Month Canadian Bankers Acceptance December Futures	Long	31	December, 2012	7,412,007	10,626
3-Month Sterling Interest Rate September Futures	Long	18	September, 2013	3,436,838	9,613
3-Month Sterling Interest Rate December Futures	Long	18	December, 2013	3,436,144	9,979
3-Month Sterling Interest Rate March Futures	Short	18	March, 2014	3,435,450	(11,578)
3-Month Sterling Interest Rate June Futures	Short	18	June, 2014	3,434,063	(10,326)
German Euro Bond Futures	Short	4	June, 2012	722,264	(8,618)
German Euro Bond Futures	Short	22	June, 2012	3,972,454	(214,162)
German Euro Bond Futures	Short	1	June, 2012	156,974	(2,671)
U.S. Treasury 2 Year September March Futures	Long	45	September, 2012	9,918,281	6,328
U.S. Treasury 5 Year Note March Futures	Short	2	September, 2012	248,375	(766)
U.S. Treasury 10 Year Note March Futures	Short	13	September, 2012	1,741,188	(15,234)
U.S. Treasury 30 Year Note March Futures	Short	5	September, 2012	748,594	(12,930)

				$74,259,464	$(268,616)

Centrally cleared swap agreements outstanding on May 31, 2012:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Fair Value	Unrealized Appreciation (Depreciation)
Receive	6-Month EUR-EURIBOR	3.250%	9/21/2031	EUR	1,910,000	$(183,543)	$(181,847)
Receive	6-Month EUR-EURIBOR	1.000%	9/21/2021	EUR	3,070,000	197,541	153,104
Receive	3-Month USD-LIBOR	2.750%	6/20/2042	USD	700,000	(54,746)	(63,496)
Receive	3-Month USD-LIBOR	1.500%	6/20/2017	USD	3,200,000	(75,398)	(49,694)
Receive	3-Month AUD-BBSW	1.000%	6/15/2016	AUD	4,700,000	1,266	(3,695)
Receive	3-Month USD-LIBOR	3.250%	6/15/2032	USD	2,000,000	(41,536)	(30,736)
Receive	3-Month USD-LIBOR	1.000%	9/21/2021	USD	6,400,000	478,953	148,905

						$322,537	$(27,459)

Credit Default Swaps on Credit Indices- Buy Protection(1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Curr	Notional Amount(3)	Fair Value(5)	Unrealized Appreciation (Depreciation)
CDX NA.HY.18	1.000%	6/20/2016	USD	$400,000	$(28,089)	$(2,367)

					$(28,089)	$(2,367)

OTC Swap Agreements Outstanding on May 31, 2012:

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Curr	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	6-Month AUD-BBSW	5.750%	12/15/2021	CBK	AUD	200,000	$29,718	$1,219	$28,498
Receive	6-Month AUD-BBSW	4.750%	6/15/2022	CBK	AUD	1,500,000	107,535	(9,602)	117,137
Receive	6-Month AUD-BBSW	4.750%	6/15/2022	DUB	AUD	600,000	43,014	(3,684)	46,699
Pay	6-Month AUD-BBSW	4.750%	6/15/2022	FBF	AUD	100,000	7,164	(498)	7,662
Pay	6-Month AUD-BBSW	4.500%	6/15/2022	CBK	AUD	3,100,000	14,963	(9,428)	24,391
Pay	3-Month AUD-BBSW	4.500%	6/15/2016	CBK	AUD	200,000	3,599	(62)	3,661
Pay	1-Year BRL-CDI	10.115%	1/2/2015	BRC	BRL	3,100,000	40,775	—	40,775
Receive	1-Year BRL-CDI	9.930%	1/2/2012	GLM	BRL	800,000	9,023	2,865	6,158
Pay	1-Year BRL-CDI	10.605%	1/2/2015	MYC	BRL	4,300,000	76,452	29,554	46,898
Pay	6-Month JPY-LIBOR	.5000%	1/15/2016	DUB	JPY	490,000,000	(19,119)	(13,997)	(5,122)
Pay	6-Month JPY-LIBOR	2.500%	6/15/2032	FBF	JPY	180,000,000	(52,269)	(5,376)	(46,893)

							$260,854	$(9,010)	$269,864

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at 5/31/2012(3)	Notional Amount (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Agricole SA	GLM	-1.000%	12/20/2016	3.859%	$50,000	$6,921	$4,520	$2,401
Credit Agricole SA	DUB	-1.000%	12/20/2016	3.859%	150,000	20,764	14,889	5,875
Credit Agricole SA	CBK	-1.000%	06/20/2017	3.938%	100,000	15,248	16,876	(1,628)
Unicredit, Societa Per Azioni	FBF	-3.000%	06/20/2017	5.819%	400,000	44,749	24,918	19,831
Banco Bilbao Vizcaya Argentaria	CBK	-3.000%	06/20/2017	4.694%	200,000	14,047	13,622	425
Barclays Bank PLC	BOA	-1.000%	06/20/2017	2.526%	400,000	27,612	19,999	7,613
Chesapeake Energy Corporation	BOA	-5.000%	06/20/2014	8.099%	120,000	6,690	1,760	4,930

						$136,031	$96,584	$39,447

Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection(2)

Index/Tranches	Receive Counterparty	Fixed Deal Rate	Maturity Date	Implied Credit Spread at 5/31/2012(3)	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Italy	FBF	-1.000%	06/20/2017	5.635%	400,000	$(74,089)	$(54,685)	$(19,404)
Lloyds TSB Bank PLC	FBF	-3.000%	06/20/2017	3.557%	400,000	(9,667)	(881)	(8,786)
Kingdom of Spain	FBF	-1.000%	06/20/2017	5.964%	200,000	(39,165)	(31,806)	(7,359)
NRG Energy, Inc.	CBK	-5.000%	06/20/2017	6.424%	40,000	(2,207)	(2,469)	262

						$(125,128)	$(89,841)	$(35,287)

Credit Default Swaps on Credit Indices—Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal Rate	Maturity Date	Curr	Notional Amount(3)	Fair Value(5)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe 16 Index	MYC	(5.000)%	12/20/2016	USD	$400,000	$32,723	$13,732	$18,991
iTraxx Europe 16 Index	BRC	(5.000)%	6/20/2017	EUR	300,000	30,777	35,149	(4,372)
iTraxx Europe 16 Index	BOA	(5.000)%	6/20/2017	USD	200,000	20,518	16,725	3,793
iTraxx Europe 16 Index	FBF	(5.000)%	6/20/2017	GBP	300,000	30,778	27,943	2,835
iTraxx Europe 16 Index	DUB	(5.000)%	12/20/2016	GBP	800,000	65,446	41,526	23,920

						$180,242	$135,075	$45,167

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Purchased options outstanding on May 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Put—OTC 25-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	3.750%	1/14/2013	USD	$300,000	$11,267	$5,982
Put—OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	3.273%	9/24/2012	USD	500,000	25,667	2,814
Put—OTC 30-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	3.273%	9/24/2012	USD	600,000	49,500	3,377

							$86,434	$12,173

Options on Exchange-Traded Future Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put—U.S. Treasury Notes—30 Year Future	$1,843.75	8/1/2012	8	$20,625	$14,750
Put—CME 90-Day Eurodollar September Future	322.50	12/1/2014	15	16,313	12,094
Put—CME 90-Day Eurodollar September Future	112.50	9/16/2013	40	12,250	11,250

				$49,188	$38,094

Written options outstanding on May 31, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Fair Value
Put—OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	2.850%	9/24/2012	$1,100,000	$(24,420)	$(1,310)
Put—OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	2.850%	9/24/2012	1,200,000	(40,200)	$(1,430)
Put—OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	2.500%	6/18/2012	300,000	(5,550)	$(2)
Put—OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	3.750%	1/14/2013	1,100,000	(13,640)	$(6,560)
Call—OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	2.500%	6/18/2012	300,000	(5,550)	(20,658)

						$(89,360)	$(29,960)

Options on Exchange-Traded Future Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value
Put—U.S. Treasury Notes—30 Year Future	$1,562.50	12/21/2011	8	$(17,250)	$(12,500)
Put—CME 90-Day Eurodollar September Future	82.50	1/18/2012	40	(9,750)	(8,250)
Put—CME 90-Day Eurodollar December Future	232.50	1/18/2012	15	(12,375)	(8,719)
Call—CME 90-Day Eurodollar December Future	70.00	1/18/2012	30	(3,375)	(5,250)
Call—U.S. Treasury Notes—30 Year Future	3,234.38	1/18/2012	2	(4,172)	(6,469)

				$(46,922)	$(41,188)

Foreign Currency Contracts Open at May 31, 2012:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	AUD	$327,000	6/7/2012	CBK	—	$(2,316)	$(2,316)
Buy	AUD	37,000	6/7/2012	HUS	26	—	26
Buy	AUD	214,286	7/11/2012	JPM	—	(12,497)	(12,497)
Buy	AUD	246,000	7/24/2012	JPM	—	(16,791)	(16,791)
Buy	AUD	88,000	8/14/2012	JPM	—	(198)	(198)
Buy	AUD	150,500	8/14/2012	JPM	269	—	269
Buy	AUD	125,000	8/14/2012	JPM	—	(148)	(148)
Buy	AUD	245,000	7/24/2012	JPM	—	(15,397)	(15,397)
Buy	AUD	50,000	6/25/2012	JPM	—	(2,824)	(2,824)
Buy	AUD	150,500	8/14/2012	JPM	—	(2,538)	(2,538)
Buy	AUD	75,500	8/14/2012	JPM	—	(711)	(711)
Buy	AUD	187,500	8/14/2012	UAG	—	(3,475)	(3,476)
Buy	AUD	317,054	6/1/2012	UAG	—	(158)	(158)
Buy	AUD	206,500	8/2/2012	UAG	—	(2,671)	(2,671)
Sell	AUD	980,442	6/7/2012	BOA	56,053	—	56,053
Sell	AUD	327,000	6/1/2012	CBK	2,419	—	2,419

Sell	AUD	412,000	6/7/2012	CBK	14,173	—	14,173
Sell	AUD	1,661,000	7/11/2012	HUS	81,488	—	81,488
Sell	AUD	215,800	7/11/2012	JPM	11,292	—	11,292
Sell	AUD	301,000	8/14/2012	JPM	7,437	—	7,437
Sell	AUD	250,000	7/24/2012	JPM	9,145	—	9,145
Sell	AUD	246,000	7/24/2012	JPM	16,275	—	16,275
Sell	AUD	125,000	8/14/2012	JPM	—	(152)	(152)
Sell	AUD	150,500	8/14/2012	JPM	1,694	—	1,694
Sell	AUD	53,500	7/11/2012	JPM	2,998	—	2,998
Sell	AUD	50,000	6/25/2012	JPM	3,339	—	3,339
Sell	AUD	245,000	7/24/2012	JPM	14,207	—	14,207
Sell	AUD	226,000	8/14/2012	JPM	1,330	—	1,330
Sell	AUD	62,500	8/14/2012	JPM	135	—	135
Sell	AUD	88,000	8/14/2012	JPM	160	—	160
Sell	AUD	187,500	8/14/2012	UAG	3,251	—	3,251
Sell	AUD	200,000	8/2/2012	UAG	8,339	—	8,339
Sell	AUD	99,000	10/11/2012	UAG	3,972	—	3,972
Buy	BRL	33,496	6/4/2012	BRC	—	(703)	(703)
Buy	BRL	114,000	6/19/2012	UAG	—	(5,836)	(5,836)
Buy	BRL	114,000	6/19/2012	UAG	—	(5,448)	(5,448)
Sell	BRL	33,496	6/4/2012	BRC	2,382	—	2,382
Sell	BRL	33,496	8/2/2012	BRC	712	—	712
Sell	BRL	228,000	6/19/2012	UAG	—	(3,329)	(3,329)
Buy	CAD	15,000	6/21/2012	BRC	—	(480)	(481)
Buy	CAD	418,000	6/21/2012	DUB	—	(8,698)	(8,698)
Buy	CAD	404,356	8/14/2012	JPM	—	(12,641)	(12,641)
Buy	CAD	256,688	8/14/2012	JPM	—	(1,875)	(1,875)
Buy	CAD	192,990	8/14/2012	JPM	—	(948)	(948)
Buy	CAD	192,780	8/14/2012	JPM	—	(1,151)	(1,151)
Buy	CAD	190,166	8/14/2012	JPM	—	(3,677)	(3,677)
Buy	CAD	62,601	8/14/2012	JPM	—	(1,987)	(1,987)
Buy	CAD	118,944	7/24/2012	JPM	—	(3,972)	(3,972)
Buy	CAD	393,619	7/24/2012	JPM	—	(11,342)	(11,342)
Buy	CAD	95,873	8/14/2012	JPM	—	(325)	(325)
Buy	CAD	127,888	8/14/2012	UAG	—	(1,379)	(1,379)
Buy	CAD	126,964	6/19/2012	UAG	—	(1,123)	(1,123)
Sell	CAD	404,000	6/21/2012	CBK	19,233	—	19,233
Sell	CAD	403,833	8/14/2012	JPM	12,063	—	12,063
Sell	CAD	188,444	8/14/2012	JPM	5,342	—	5,342
Sell	CAD	245,990	7/24/2012	JPM	7,110	—	7,110
Sell	CAD	434,666	8/14/2012	JPM	12,834	—	12,834
Sell	CAD	251,178	8/14/2012	JPM	7,201	—	7,201
Sell	CAD	189,788	8/14/2012	JPM	4,043	—	4,043
Sell	CAD	128,623	8/14/2012	JPM	668	—	668
Sell	CAD	193,208	8/14/2012	JPM	738	—	738
Sell	CAD	450,923	8/14/2012	JPM	1,619	—	1,619
Sell	CAD	124,879	6/25/2012	UAG	5,157	—	5,157
Sell	CAD	123,461	6/19/2012	UAG	4,513	—	4,513
Sell	CAD	62,402	6/25/2012	UAG	2,615	—	2,615
Sell	CAD	128,038	8/14/2012	UAG	1,234	—	1,234
Sell	CHF	1,536,000	7/18/2012	CBK	90,123	—	90,123
Buy	CLP	219,610,000	10/18/2012	HUS	—	(23,048)	(23,048)
Buy	CLP	106,090,000	11/16/2012	HUS	—	(5,353)	(5,353)
Buy	CNY	183,295	6/1/2012	BCC	—	(179)	(179)
Buy	CNY	178,136	6/1/2012	BCC	—	(64)	(64)
Buy	CNY	2,103,532	6/1/2012	BCC	—	(3,723)	(3,723)
Buy	CNY	262,752	2/1/2013	BCC	—	(870)	(870)
Buy	CNY	611,503	2/1/2013	BCC	—	(87)	(87)
Buy	CNY	843,500	4/7/2016	CBK	—	(10,056)	(10,056)
Buy	CNY	183,295	6/1/2012	CBK	—	(221)	(221)
Buy	CNY	2,661,279	10/15/2012	CBK	—	(2,016)	(2,016)
Buy	CNY	182,323	2/1/2013	GST	—	(460)	(460)
Sell	CNY	611,503	6/1/2012	BCC	628	—	628
Sell	CNY	1,853,459	6/1/2012	BCC	1,987	—	1,987
Sell	CNY	183,295	6/1/2012	CBK	179	—	179
Buy	EUR	288,060	6/5/2012	BNP	—	(4,812)	(4,812)
Buy	EUR	260,000	7/16/2012	BRC	—	(158)	(158)
Buy	EUR	130,000	7/16/2012	CBK	—	(7,694)	(7,694)
Buy	EUR	592,000	6/1/2012	GLM	—	(16,931)	(16,931)

Buy	EUR	166,000	7/11/2012	JPM	—	(15,498)	(15,498)
Buy	EUR	312,500	8/14/2012	JPM	—	(12,609)	(12,609)
Buy	EUR	249,000	7/24/2012	JPM	—	(18,716)	(18,716)
Buy	EUR	124,500	7/24/2012	JPM	—	(9,750)	(9,750)
Buy	EUR	124,500	7/24/2012	JPM	—	(7,360)	(7,360)
Buy	EUR	125,000	8/14/2012	JPM	—	(7,156)	(7,156)
Buy	EUR	115,000	7/24/2012	JPM	—	(4,326)	(4,326)
Buy	EUR	196,936	8/2/2012	JPM	—	(6,393)	(6,393)
Buy	EUR	115,000	8/24/2012	JPM	—	(4,329)	(4,329)
Buy	EUR	252,000	7/24/2012	JPM	—	(24,011)	(24,011)
Buy	EUR	125,000	8/14/2012	JPM	—	(6,907)	(6,907)
Buy	EUR	114,000	6/1/2012	UAG	—	(8,867)	(8,867)
Buy	EUR	62,184	6/18/2012	UAG	—	(4,984)	(4,984)
Sell	EUR	499,000	7/16/2012	BOA	35,195	—	35,195
Sell	EUR	260,000	6/5/2012	BRC	154	—	154
Sell	EUR	322,000	7/16/2012	BRC	11,300	—	11,300
Sell	EUR	3,633,000	8/3/2012	CBK	314,848	—	314,848
Sell	EUR	592,000	6/1/2012	CBK	50,425	—	50,425
Sell	EUR	106,000	7/16/2012	DUB	5,115	—	5,115
Sell	EUR	592,000	7/3/2012	GLM	16,952	—	16,952
Sell	EUR	28,000	6/5/2012	HUS	—	(3)	(3)
Sell	EUR	166,000	7/11/2012	JPM	15,234	—	15,234
Sell	EUR	125,000	8/14/2012	JPM	4,711	—	4,711
Sell	EUR	62,500	8/14/2012	JPM	2,580	—	2,580
Sell	EUR	125,000	8/14/2012	JPM	3,617	—	3,617
Sell	EUR	498,000	7/24/2012	JPM	49,804	—	49,804
Sell	EUR	125,000	8/14/2012	JPM	7,953	—	7,953
Sell	EUR	127,000	7/11/2012	JPM	12,471	—	12,471
Sell	EUR	252,000	7/24/2012	JPM	24,677	—	24,677
Sell	EUR	115,000	7/24/2012	JPM	8,913	—	8,913
Sell	EUR	125,000	8/14/2012	JPM	6,915	—	6,915
Sell	EUR	196,593	8/2/2012	JPM	6,817	—	6,817
Sell	EUR	83,000	7/11/2012	JPM	7,168	—	7,168
Sell	EUR	150,000	8/2/2012	UAG	13,064	—	13,064
Sell	EUR	114,000	6/1/2012	UAG	9,450	—	9,450
Sell	EUR	116,000	8/10/2012	UAG	10,284	—	10,284
Sell	EUR	369,500	6/18/2012	UAG	28,342	—	28,342
Buy	GBP	18,000	6/12/2012	CBK	—	(654)	(654)
Buy	GBP	577,000	6/1/2012	HUS	—	(24,095)	(24,095)
Buy	GBP	577,000	9/13/2012	HUS	—	(15,289)	(15,289)
Buy	GBP	250,000	8/14/2012	JPM	—	(17,251)	(17,251)
Buy	GBP	100,113	8/14/2012	JPM	—	(5,111)	(5,111)
Buy	GBP	50,563	8/14/2012	JPM	—	(2,000)	(2,000)
Buy	GBP	100,704	8/14/2012	JPM	—	(3,107)	(3,107)
Buy	GBP	245,000	7/24/2012	JPM	—	(12,704)	(12,704)
Buy	GBP	122,500	7/24/2012	JPM	—	(9,526)	(9,526)
Sell	GBP	149,000	6/12/2012	CBK	12,191	—	12,191
Sell	GBP	577,000	6/1/2012	HUS	15,371	—	15,371
Sell	GBP	250,000	8/14/2012	JPM	18,334	—	18,334
Sell	GBP	249,567	8/14/2012	JPM	14,712	—	14,712
Sell	GBP	245,000	7/24/2012	JPM	9,588	—	9,588
Sell	GBP	102,500	7/11/2012	JPM	6,247	—	6,247
Sell	GBP	245,000	7/24/2012	JPM	11,286	—	11,286
Sell	GBP	65,500	6/18/2012	UAG	3,098	—	3,098
Buy	HKD	3,877,473	3/28/2013	UAG	—	(101)	(101)
Buy	IDR	180,440,000	7/2/2012	BCC	—	(865)	(865)
Buy	IDR	690,840,000	7/2/2012	CBK	—	(2,739)	(2,739)
Buy	IDR	129,430,000	7/2/2012	CBK	—	(274)	(274)
Buy	IDR	128,240,000	7/2/2012	GST	—	(401)	(401)
Buy	IDR	1,399,540,000	7/2/2012	GST	—	(550)	(550)
Sell	IDR	1,297,032,000	7/2/2012	BCC	—	(1,546)	(1,546)
Buy	INR	957,030	7/12/2012	BCC	—	(2,084)	(2,084)
Buy	INR	3,619,000	7/12/2012	CBK	—	(6,033)	(6,033)
Buy	INR	666,380	7/12/2012	CBK	—	(1,222)	(1,222)
Buy	INR	7,359,280	7/12/2012	CBK	—	(11,830)	(11,830)
Buy	INR	658,450	7/12/2012	GST	—	(1,362)	(1,362)
Sell	INR	13,217,280	7/12/2012	DUB	22,382	—	22,382
Buy	JPY	34,268,141	6/7/2012	CBK	330	—	330
Buy	JPY	31,885,083	7/24/2012	JPM	20,028	—	20,028

Buy	JPY	15,000,000	7/11/2012	JPM	9,591	—	9,591
Sell	JPY	29,476,000	6/7/2012	BRC	—	(17,456)	(17,456)
Sell	JPY	33,455,000	6/7/2012	BRC	—	(5,829)	(5,829)
Sell	JPY	401,000,000	8/8/2012	CBK	—	(116,789)	(116,789)
Sell	JPY	31,508,960	7/24/2012	JPM	—	(12,110)	(12,110)
Sell	JPY	8,322,000	7/11/2012	JPM	—	(2,850)	(2,850)
Sell	JPY	6,678,000	7/11/2012	JPM	—	(2,994)	(2,994)
Sell	JPY	5,784,206	7/18/2012	UAG	1,650	—	1,650
Buy	KRW	335,617,100	7/12/2012	CBK	—	(13,687)	(13,687)
Buy	KRW	18,120,000	7/12/2012	CBK	—	(687)	(687)
Buy	KRW	18,172,800	7/12/2012	GST	—	(643)	(643)
Sell	KRW	187,222,500	7/12/2012	BCC	783	—	783
Buy	MXN	42,688	6/15/2012	CBK	—	(303)	(303)
Buy	MXN	2,811,537	8/14/2012	JPM	—	(14,370)	(14,370)
Buy	MXN	1,731,351	8/14/2012	JPM	—	(5,230)	(5,230)
Buy	MXN	1,723,535	8/14/2012	JPM	—	(5,770)	(5,770)
Buy	MXN	5,023,239	8/14/2012	JPM	—	(23,005)	(23,005)
Buy	MXN	1,972,689	8/14/2012	JPM	—	(9,034)	(9,034)
Buy	MXN	1,740,514	8/14/2012	JPM	—	(4,596)	(4,596)
Sell	MXN	42,688	6/15/2012	BRC	323	—	323
Sell	MXN	42,688	8/15/2012	CBK	303	—	303
Sell	MXN	1,733,136	8/14/2012	JPM	5,106	—	5,106
Sell	MXN	876,005	8/14/2012	JPM	1,450	—	1,450
Sell	MXN	2,548,500	7/11/2012	UAG	21,546	—	21,546
Buy	MYR	1,051,656	7/16/2012	BCC	—	(9,738)	(9,738)
Buy	MYR	390,096	6/25/2012	UAG	—	(3,176)	(3,176)
Buy	MYR	195,174	6/25/2012	UAG	—	(1,548)	(1,548)
Buy	MYR	194,765	6/25/2012	UAG	—	(1,677)	(1,677)
Sell	MYR	526,468	7/16/2012	BCC	1,442	—	1,442
Sell	MYR	194,765	6/25/2012	UAG	1,749	—	1,749
Buy	NOK	3,785,348	7/24/2012	JPM	—	(47,918)	(47,918)
Buy	NOK	921,000	6/1/2012	UAG	—	(2,389)	(2,389)
Sell	NOK	1,899,188	7/24/2012	JPM	16,710	—	16,710
Sell	NOK	946,449	7/24/2012	JPM	9,261	—	9,261
Sell	NOK	946,413	7/24/2012	JPM	6,876	—	6,876
Sell	NOK	875,915	8/14/2012	JPM	7,570	—	7,570
Sell	NOK	491,000	8/14/2012	JPM	3,768	—	3,768
Sell	NOK	921,000	6/1/2012	UAG	10,765	—	10,765
Sell	NOK	921,000	9/5/2012	UAG	2,329	—	2,329
Buy	NZD	390,353	8/14/2012	JPM	—	(5,989)	(5,989)
Buy	NZD	319,605	7/24/2012	JPM	—	(11,504)	(11,504)
Buy	NZD	310,086	7/24/2012	JPM	—	(21,906)	(21,906)
Buy	NZD	126,466	7/11/2012	JPM	—	(8,314)	(8,314)
Buy	NZD	101,462	7/11/2012	JPM	—	(5,980)	(5,980)
Buy	NZD	187,500	8/14/2012	JPM	—	(3,420)	(3,420)
Buy	NZD	230,000	7/24/2012	JPM	—	(13,666)	(13,666)
Buy	NZD	243,070	8/14/2012	UAG	—	(2,417)	(2,417)
Sell	NZD	1,298,000	6/11/2012	CBK	71,004	—	71,004
Sell	NZD	309,276	7/24/2012	JPM	23,031	—	23,031
Sell	NZD	226,504	7/11/2012	JPM	11,618	—	11,618
Sell	NZD	265,000	8/14/2012	JPM	10,046	—	10,046
Sell	NZD	230,000	7/24/2012	JPM	10,731	—	10,731
Sell	NZD	62,500	8/14/2012	JPM	758	—	758
Sell	NZD	62,500	8/14/2012	JPM	758	—	758
Sell	NZD	62,500	8/14/2012	JPM	611	—	611
Sell	NZD	200,000	6/11/2012	MYC	3,334	—	3,334
Sell	NZD	241,106	8/14/2012	UAG	4,114	—	4,114
Buy	PHP	770,580	6/8/2012	CBK	—	(293)	(293)
Buy	PHP	14,275,230	6/8/2012	CBK	—	(3,106)	(3,106)
Buy	PHP	7,462,010	10/31/2012	CBK	—	(718)	(718)
Sell	PHP	7,583,800	6/8/2012	BCC	733	—	733
Sell	PHP	7,462,010	6/8/2012	CBK	151	—	151
Buy	PLN	491,000	8/14/2012	JPM	—	(13,108)	(13,108)
Buy	PLN	500,000	7/11/2012	JPM	—	(5,061)	(5,061)
Sell	PLN	500,000	7/11/2012	JPM	911	—	911
Buy	SEK	2,322,000	8/23/2012	BRC	—	(5,545)	(5,545)
Buy	SEK	1,126,667	8/14/2012	JPM	—	(7,916)	(7,916)
Buy	SEK	580,987	8/14/2012	JPM	—	(4,082)	(4,082)
Buy	SEK	1,667,441	7/24/2012	JPM	—	(22,903)	(22,903)

Sell	SEK	1,130,533	8/14/2012	JPM	6,588	—	6,588
Sell	SEK	1,673,167	7/24/2012	JPM	22,117	—	22,117
Sell	SEK	1,181,589	8/14/2012	JPM	7,778	—	7,778
Buy	SGD	427,808	8/3/2012	CBK	—	(10,195)	(10,195)
Sell	SGD	214,435	8/3/2012	BRC	1,570	—	1,570
Buy	TRY	361,000	8/9/2012	HUS	—	(3,504)	(3,504)
Buy	TRY	1,185,000	8/10/2012	HUS	—	(27,970)	(27,970)
Buy	TWD	5,055,490	11/30/2012	BCC	—	(1,394)	(1,394)
Buy	TWD	10,068,030	6/5/2012	DUB	—	(4,556)	(4,556)
Sell	TWD	5,012,540	6/5/2012	BCC	1,063	—	1,063
Sell	TWD	5,055,490	6/5/2012	BCC	1,130	—	1,130
Buy	ZAR	875,121	7/11/2012	JPM	—	(7,306)	(7,306)

					$1,477,207	$(942,767)	$534,440

Glossary:

Counterparty Abbreviations:
BCC	Barclays Capital	DUB	Deusche Bank AG	HUS	HSBC Bank USA
BRC	Barclays Bank PLC	FBF	Credit Suisse International	JPM	JP Morgan Chase Bank, N.A.
BOA	Bank of America, N.A.	GLM	Goldman Sachs Bank	MYC	Morgan Stanley Capital Services Inc.
CBK	Citibank, N.A.	GST	Goldman Sachs International	UAG	UBS AG

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KRW	South Korean Won	SGD	Singapore Dollar
EUR	Euro	MXN	Mexico Peso	TRY	Turkish New Lira
GBP	British Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
HKD	Hong Kong Dollar	NOK	Norwegian Krone	USD	United States Dollar
HUF	Hungarian Forint	NZD	New Zealand Dollar	UYU	Uruguayan Peso
				ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives Index—High Yield
iTraxx	Markit iTraxx Europe

Exchange Abbreviations:
CME	Chicago Mercantile Exchange
OTC	Over-the-Counter

Other Abbreviations:
BBSW	Australian Financial Markets Associations Bank-Bill Reference Rate
LIBOR	London Interbank Offer Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offer Rate

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3—Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of May 31, 2012, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Zebra Small Cap Equity Fund
Common Stock	$6,395	$—	$—	$6,395
Short-Term Investments	316	—	—	316

Total Investments in Securities	$6,711	—	$—	$6,711

Futures Contracts	$(6)	$—	—	$(6)

	Level 1	Level 2	Level 3	Total
Zebra Large Cap Equity Fund
Common Stock	$13,658	$—	$—	$13,658
Rights/Warrants	—	—	—	—
Short-Term Investments	578	—	—	578

Total Investments in Securities	$14,236	$—	$—	$14,236

Futures Contracts	$(16)	—	—	$(16)

	Level 1	Level 2	Level 3	Total
The London Company Income Equity Fund
Preferred Stock	$261	$—	$—	$261
Common Stock	4,523	—	—	4,523
Short-Term Investments	5,000	—	—	5,000

Total Investments in Securities	$9,784	$—	$—	$9,784

	Level 1	Level 2	Level 3	Total
SiM High Yield Opportunities Fund
Common Stock	$7,678	$—	$—	$7,678
Preferred Stock	—	6,885	—	6,885
Convertible Obligations	—	16,729	—	16,729
Corporate Obligations	—	175,057	—	175,057
Sovereign Obligations	—	5,219	—	5,219
U.S. Agency Obligations	—	5,388	—	5,388
U.S. Treasury Obligations	—	708	—	708
Short-Term Investments	4,116	—	—	4,116

Total Investments in Securities	$11,794	$209,986	$—	$221,780

	Level 1	Level 2	Level 3	Total
Financial derivative instruments-assets*
Credit Contracts	$—	$100	$—	$100

	Level 1	Level 2	Level 3	Total
Financial derivative instruments-liabilities*
Credit Contracts	$—	$(28)	$—	$(28)
Futures Contracts	(1,608)	—	—	(1,608)

	$(1,608)	$(28)	$—	$(1,636)

* Financial derivative instruments may include open futures contracts, swap agreements, written swaptions, and foreign currency contracts.

	Level 1	Level 2	Level 3	Total
Flexible Bond Fund
Convertible Obligations	$148	$1,036	$—	$1,184
Corporate Obligations	—	16,018	—	16,018
Sovereign Obligations	—	8,355	—	8,355
Asset-Backed Securities	—	353	—	353
Non-Agency Mortgage-Backed Obligations	—	4,196	—	4,196
U.S. Agency Obligations	—	25	—	25
U.S. Treasury Obligations	—	13,834	—	13,834
Short-Term Investments	2,118	8,941	—	11,059
Purchased Options	—	50	—	50

Total Investments in Securities	$2,266	$52,808	$—	$55,074

	Level 1	Level 2	Level 3	Total
Financial derivative instruments-assets*
Futures Contracts	$39	$—	$—	$39
Option Contracts	12	38		50
Credit Contracts	—	91	—	91
Foreign exchange contracts	1,477	—	—	1,477
Interest rate contracts	—	624	—	624

	$1,528	$753	$—	$2,281

	Level 1	Level 2	Level 3	Total
Financial derivative instruments-liabilities*
Futures Contracts	$(308)	$—	$—	$(308)
Option Contracts	(30)	(41)		(71)
Credit Contracts	—	(44)	—	(44)
Foreign exchange contracts	(943)	—	—	(943)
Interest rate contracts	—	(381)	—	(381)

	$(1,281)	$(466)	$—	$(1,747)

*	Financial derivative instruments may include open futures contracts, swap agreements, written swaptions, and foreign currency contracts.

As of May 31, 2012, there were no significant transfers into or out of any level for the Funds.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2012, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Zebra Small Cap Equity Fund	$14,374	$623	$(761)	$(138)
Zebra Large Cap Equity Fund	7,063	297	(649)	(352)
The London Company Income Equity Fund	9,797	12	(24)	(12)
SiM High Yield Opportunities Fund	228,587	970	(7,777)	(6,807)
Flexible Bond Fund	55,225	805	(955)	(151)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: July 31, 2012

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: July 31, 2012